Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended June 30, 2025

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 82.28%

MUNICIPAL BONDS 82.28%

Corporate-Backed 3.37%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	$15,000,000	$15,039,883
California Municipal Finance Authority†	3.30%	#(a)	2/1/2039	A-	4,750,000	4,693,872
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,531,709
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	5,000,000	5,017,169
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.375%	#(a)	6/1/2034	A1	5,000,000	5,024,698
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	2,500,000	2,409,171
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	10,064,826
Ohio Air Quality Development Authority - Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	986,130
Parish of St. John the Baptist - Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	A2	4,575,000	4,525,644
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	4,650,000	4,675,735
Total						54,968,837

Education 6.78%
California Community Choice Financing Authority	4.621% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,057,402
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,800,810
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	850,000	827,014
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	846,134
County of Douglas - Creighton University NE	5.00%		7/1/2028	A2	1,000,000	1,061,375
County of Douglas - Creighton University NE	5.00%		7/1/2029	A2	750,000	807,831

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Douglas - Creighton University NE	5.00%		7/1/2030	A2	$1,000,000	$1,090,250
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,151,462
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	639,402
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,869,633
Massachusetts Development Finance Agency - President & Trustees of Williams College MA(b)	3.30%	#(a)	7/1/2041	AA+	6,000,000	6,034,169
New Jersey Economic Development Authority†	5.25%		9/1/2025	A-	10,000,000	10,033,896
New Jersey Educational Facilities Authority - State of New Jersey	5.00%		8/1/2029	A2	2,500,000	2,703,927
New York State Dormitory Authority - Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,393,266
New York State Dormitory Authority - Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,548,837
New York State Dormitory Authority - Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,537,047
New York State Dormitory Authority - Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,612,668
New York State Dormitory Authority - Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,112,023
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%		10/1/2029	AA	5,500,000	5,988,441
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%		10/1/2030	AA	5,285,000	5,846,650
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	4,000,000	4,015,544
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,314,112
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	625,000	643,488
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2031	AA	2,310,000	2,557,088
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2032	AA	2,850,000	3,186,072

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2033	AA	$2,190,000	$2,462,361
University of North Carolina at Chapel Hill	3.991% (SOFR * .67 + 1.05%	)#	12/1/2041	AAA	20,000,000	20,081,904
University of South Alabama (AG)	5.00%		11/1/2028	AA	2,285,000	2,338,945
Total						110,561,751

General Obligation 11.89%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	92,766
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,450,868
California State Public Works Board	5.00%		10/1/2027	NR	205,000	216,464
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,262,496
City of Brockton MA	5.625%		10/9/2025	NR	13,150,000	13,243,754
City of Chicago IL GO	5.00%		1/1/2026	BBB	6,890,000	6,936,663
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,533,576
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,000,000	5,300,565
City of Jersey City NJ GO	4.50%		7/10/2025	NR	10,000,000	10,003,277
County of Cook IL GO	5.00%		11/15/2031	A+	2,350,000	2,396,920
Delaware Valley Regional Finance Authority PA	2.32% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,043,286
Eagle Mountain & Saginaw Independent School District TX GO (PSF-GTD)	4.00%	#(a)	8/1/2050	AAA	5,250,000	5,355,731
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	Aa2	10,540,000	10,583,102
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,960,911
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2030	AA+	1,620,000	1,658,695
New Caney Independent School District TX GO (PSF-GTD)	4.00%	#(a)	2/15/2050	Aaa	6,500,000	6,633,076
Schenectady City School District NY (ST AID WITHHLDG)	4.00%		7/25/2025	NR	15,000,000	15,008,295
State of California GO	5.00%		8/1/2030	Aa2	4,680,000	4,785,045
State of California GO	5.00%		9/1/2030	Aa2	10,200,000	10,224,186
State of Connecticut GO	5.00%		12/1/2027	AA-	12,250,000	12,932,848
State of Connecticut GO	5.00%		12/1/2028	AA-	8,000,000	8,611,015
State of Connecticut GO	5.00%		12/1/2029	AA-	3,850,000	4,211,077
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,099,090

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%		11/1/2027	A-	$5,000,000	$5,224,333
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,144,831
State of Illinois GO	5.00%		7/1/2029	A-	9,465,000	10,048,655
State of Illinois GO	5.00%		10/1/2029	A-	5,880,000	6,258,452
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,217,460
State of Illinois GO	5.00%		10/1/2030	A-	3,000,000	3,137,541
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,339,090
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,200,606
Township of Little Egg Harbor NJ GO	3.50%		12/18/2025	NR	5,861,000	5,866,196
Total						193,980,870

Health Care 18.98%
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	1,013,677
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR	2,801,000	2,588,195
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%		6/30/2034	NR	208,897	221,226
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%		6/30/2034	NR	416,899	425,939
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2027	A	3,590,000	3,711,805
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2028	A	3,720,000	3,917,469
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+	8,000,000	8,323,266
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group(b)	5.00%	#(a)	10/1/2050	A	20,000,000	21,416,382
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B	10,000,000	9,325,295
Charlotte-Mecklenburg Hospital Authority - Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA	4,275,000	4,541,072
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,869,020
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR	5,600,000	5,613,512

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR	$2,000,000	$2,000,674
Colorado Health Facilities Authority	5.00%		5/15/2033	AA+	4,375,000	4,835,365
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR	185,000	190,206
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA	1,825,000	1,868,964
County of Lehigh - St Luke’s Hospital Obligated Group PA	3.02% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,630,000	14,433,560
Crawford County Memorial Hospital Inc LA	5.00%		6/15/2027	NR	1,260,000	1,275,741
Harris County Cultural Education Facilities Finance Corp.	5.00%	#(a)	10/1/2051	Aa2	12,620,000	13,804,215
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,471,759
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-	5,420,000	5,567,550
Health & Educational Facilities Authority of the State of Missouri - BJC Healthcare Obligated Group	5.00%		5/1/2030	AA	7,500,000	8,170,168
Health & Educational Facilities Authority of the State of Missouri - BJC Healthcare Obligated Group	5.00%	#(a)	4/1/2059	AA	14,800,000	16,242,205
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+	10,000,000	10,520,445
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,126,900
Housing & Redevelopment Authority of The City of St. Paul Minnesota - HealthPartners Obligated Group MN	5.00%		7/1/2029	A	3,450,000	3,695,826
Idaho Health Facilities Authority	5.00%	#(a)	3/1/2060	A	4,000,000	4,317,171
Indiana Finance Authority	5.00%	#(a)	10/1/2062	AA	10,190,000	10,742,820
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.00%		5/15/2030	A	6,000,000	6,443,632

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	$5,000,000	$5,481,034
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB	3,760,000	3,771,721
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%		7/1/2031	AA-	5,000,000	5,202,429
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	#(a)	7/1/2050	AA-	10,000,000	10,786,989
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group	5.00%		7/1/2029	A	5,000,000	5,366,006
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,587,630
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	1.20%	#(a)	10/15/2038	A1	10,000,000	9,388,673
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,251,659
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,600,000
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,559,915
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,843,661
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2030	BBB-	1,000,000	1,065,256
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%		5/1/2028	A-	3,740,000	3,950,337
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-	375,000	400,300
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-	2,250,000	2,413,842
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-	1,000,000	1,074,472

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		$1,000,000	$1,073,218
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2025	BB		550,000	550,320
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2026	BB		800,000	807,825
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2039	A		8,000,000	8,561,113
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,174,826
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,852,397
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,285,799
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		2,180,000	2,206,334
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	503,377
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,667,520
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,747,831
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,564,816
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		10,000,000	10,667,512
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A		6,200,000	6,572,172
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(c)	5,000,000	4,978,679
Total							309,631,722

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 10.05%
Atlanta Urban Residential Finance Authority - North Block Associates LLC GA (FHA), (HUD)	3.40%	#(a)	2/1/2029	Aa1	$2,500,000	$2,520,984
California Housing Finance Agency - Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aa1	1,750,000	1,784,216
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)(b)	6.25%		5/1/2055	AA	5,000,000	5,562,147
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA	2,325,000	2,524,143
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA	2,375,000	2,395,667
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA	2,325,000	2,523,786
Eagle County Housing & Development Authority - Eagle Villas Owner LP CO	3.55%	#(a)	12/1/2045	Aa1	3,750,000	3,761,629
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	5,000,000	5,611,827
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+	1,825,000	1,842,069
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	5,000,000	5,488,596
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+	1,635,000	1,651,124
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+	5,670,000	5,871,613
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	5,320,000	5,764,000
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	2,485,000	2,761,379
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,515,000	3,937,779
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+	1,405,000	1,389,299
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	3,510,000	3,792,596
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1	500,000	512,213
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	511,658
New York State Housing Finance Agency (FHA), (SONYMA)	0.75%		11/1/2025	Aa2	270,000	266,665
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+	1,395,000	1,399,905

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		$5,235,000	$5,662,294
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		2,215,000	2,233,021
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1		1,250,000	1,370,735
Ohio Housing Finance Agency - Pebble Brooke Owner LP(b)	3.35%	#(a)	7/1/2043	Aa1		14,000,000	14,036,358
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aa1		3,990,000	4,365,941
Pennsylvania Housing Finance Agency(b)	6.50%		10/1/2055	Aa1		5,000,000	5,671,089
Seattle Housing Authority - Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,145,507
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AAA		6,640,000	7,223,037
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		425,000	424,395
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+		2,480,000	2,644,064
Texas State Affordable Housing Corp. - AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aa1		3,400,000	3,427,775
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		7,025,000	7,831,138
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		5,075,000	5,648,423
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	3,800,000	3,837,534
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		17,555,000	17,555,042
Wisconsin Housing & Economic Development Authority - East National LLC	5.00%	#(a)	8/1/2058	Aa1		2,000,000	2,035,442
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)(b)	6.25%		9/1/2055	AA+		2,100,000	2,324,132
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		8,500,000	8,557,188
Total							163,866,410

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 0.12%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A1	$500,000	$500,000
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2028	A2	1,315,000	1,400,794
Total						1,900,794

Other Revenue 3.50%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,336,298
California Infrastructure & Economic Development Bank - Museum Associates	2.62% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,467,878
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,609,114
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,924,922
Illinois Finance Authority - Field Museum Natural of History	4.273% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,285,000	4,282,477
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(d)	3.50%		7/1/2025	NR	425,000	297,500
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	19,085,000	19,120,231
Oregon State Lottery	5.00%		4/1/2031	AAA	3,025,000	3,127,371
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	2,135,000	2,168,129
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,790,010
Total						57,123,930

Pollution Control 0.19%
North Carolina Capital Facilities Finance Agency - Republic Services Inc	3.45%	#(a)	7/1/2034	A-	3,115,000	3,115,810

Special Tax 0.33%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,915,000	1,953,128
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.191% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,990,328
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,450,000	1,360,519
Total						5,303,975

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 1.87%
City of Sparks NV†	2.75%		6/15/2028	Baa2	$80,000	$78,137
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,016,799
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,235,496
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		11/1/2032	AAA	14,000,000	15,788,676
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,608,903
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,502,757
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2032	AA	2,875,000	3,223,805
Total						30,454,573

Taxable Revenue - Water & Sewer 0.79%
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,068,232
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,742,692
Total						12,810,924

Transportation 4.90%
Central Texas Turnpike System	5.00%		8/15/2031	A-	7,500,000	8,261,745
City of Cleveland Airport System Revenue OH	5.00%		1/1/2029	A	7,500,000	8,012,452
City of Cleveland Airport System Revenue OH	5.00%		1/1/2030	A	6,000,000	6,502,533
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A2	2,250,000	2,313,529
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A2	1,675,000	1,722,294
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A2	2,315,000	2,380,364
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	5,942,784
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A2	11,500,000	12,748,910

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A2	$4,000,000	$4,434,458
New Jersey Turnpike Authority (AG)	5.25%		1/1/2026	AA	7,645,000	7,731,984
North Carolina Turnpike Authority (AG)	5.00%		1/1/2028	AA	1,500,000	1,544,875
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,563,479
North Texas Tollway Authority	5.00%		1/1/2031	A+	5,250,000	5,766,155
Oklahoma Turnpike Authority	5.00%		1/1/2030	AA-	1,730,000	1,786,258
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,493,311
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2029	AA	2,575,000	2,775,354
Total						79,980,485

Utilities 19.51%
Bartow County Development Authority - Georgia Power Co	2.875%	#(a)	8/1/2043	A	4,375,000	4,369,497
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	3,901,744
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	14,500,000	14,970,551
California Community Choice Financing Authority	5.25%		11/1/2054	A2	5,480,000	5,809,984
Central Plains Energy Project NE	5.101% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,692,800
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2031	Aa2	1,790,000	1,842,946
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,904,356
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	16,000,000	15,846,970
Development Authority of Burke County - Georgia Power Co	2.875%	#(a)	12/1/2049	A	5,650,000	5,642,137
Development Authority of Burke County - Georgia Power Co	3.375%	#(a)	11/1/2048	A	7,750,000	7,738,073
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	3,000,000	3,019,844
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	6/1/2042	A	6,000,000	6,019,909
Energy Southeast A Cooperative District AL	5.121% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,091,055
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,422,007

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	$5,000,000	$4,980,501
Indiana Finance Authority - Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,487,255
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,695,314
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,689,714
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	13,000,000	13,748,163
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2028	Aa2	15,000,000	15,650,793
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2030	Aa2	4,000,000	4,312,864
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2030	A1	6,000,000	6,536,559
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A	20,000,000	20,874,250
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	18,000,000	17,950,203
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2030	A2	5,000,000	5,483,473
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2031	A2	6,470,000	7,199,970
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	7,760,000	7,933,631
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		3/1/2028	A2	2,840,000	2,999,010
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	1,100,000	1,107,546
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2030	A	2,000,000	2,189,571
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2031	A	1,375,000	1,523,000
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2028	A-	7,695,000	7,900,102
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC	5.00%		1/1/2029	A-	8,240,000	8,445,602
Public Power Generation Agency NE	5.00%		1/1/2031	A2	1,500,000	1,654,663
Public Power Generation Agency NE	5.00%		1/1/2032	A2	1,200,000	1,336,402
South Carolina Public Service Authority	5.00%		12/1/2028	A-	4,325,000	4,624,636
Southeast Energy Authority A Cooperative District AL	4.711% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	18,000,000	18,308,334

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	3/1/2055	A1		$4,550,000	$4,756,308
Southern California Public Power Authority - City of Anaheim Electric System Revenue		5.00%	#(a)	4/1/2055	A2		5,250,000	5,523,700
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(c)	9,040,000	9,203,051
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1		2,500,000	2,566,103
Texas Municipal Gas Acquisition & Supply Corp. IV		5.25%		1/1/2030	A1		4,660,000	4,914,476
West Virginia Economic Development Authority - Appalachian Power Co		0.625%	#(a)	12/1/2038	BBB+		8,500,000	8,378,156
Total								318,245,223
Total Municipal Bonds (cost $1,341,467,883)								1,341,945,304

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 20.59%

Variable Rate Demand Notes 20.59%

Education 4.23%
New York State Dormitory Authority - Pace University	2.720%	7/1/2025		5/1/2044	BBB-		20,000,000	20,000,000
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	2.720%	7/1/2025		9/1/2045	A		22,325,000	22,325,000
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated PA	2.720%	7/1/2025		9/1/2050	A		13,125,000	13,125,000
University of California	2.350%	7/1/2025		5/15/2048	AA		13,550,000	13,550,000
Total								69,000,000

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 3.27%
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	$32,500,000	$32,500,000
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	1,700,000	1,700,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	7,070,000	7,070,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	2,000,000	2,000,000
Florida Insurance Assistance Interlocal Agency, Inc.	2.640%	7/1/2025	9/1/2032	Aa2	10,000,000	10,000,000
Total						53,270,000

Health Care 9.48%
Harris County Cultural Education Facilities Finance Corp. - Baylor College of Medicine TX	2.420%	7/1/2025	11/15/2046	A	25,875,000	25,875,000
Health Care Authority for Baptist Health - Brazos Presbyterian Homes Obligated Group AL	3.340%	7/1/2025	11/1/2042	A3	29,133,000	29,133,000
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	2.720%	7/1/2025	9/1/2050	A	7,485,000	7,485,000
Rib Floater Trust Various States FL†	2.270%	7/1/2025	10/1/2054	A1	19,100,000	19,100,000
State of Ohio - University Hospitals Health System Inc Obligated Group	2.450%	7/1/2025	1/15/2033	A	10,000,000	10,000,000
State of Ohio - University Hospitals Health System Inc Obligated Group	2.450%	7/1/2025	1/15/2045	A	10,035,000	10,035,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	4.570%	7/1/2025	2/15/2053	BBB	53,025,000	53,025,000
Total						154,653,000

Home Furnishings 0.61%
Rib Floater Trust Various States MD†	2.270%	7/1/2025	11/15/2049	A1	10,000,000	10,000,000

Pollution Control 1.47%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	4.100%	7/1/2025	4/1/2040	BBB+	23,900,000	23,900,000

Transportation 0.55%
Bay Area Toll Authority CA	2.950%	7/1/2025	4/1/2055	AA+	9,000,000	9,000,000

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 0.98%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.900%	7/1/2025	6/15/2033	AA+	$5,500,000	$5,500,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.000%	7/1/2025	6/15/2050	AA+	10,500,000	10,500,000
Total						16,000,000
Total Short-Term Investments (cost $335,823,000)						335,823,000
Total Investments in Securities 102.87% (cost $1,677,290,883)						1,677,768,304
Other Assets and Liabilities – Net (2.87)%						(46,814,172)
Net Assets 100.00%						$1,630,954,132

AG	Insured by - Assured Guaranty, inc.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $86,173,873, which represents 5.28% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,341,945,304	$–	$1,341,945,304
Short-Term Investments
Variable Rate Demand Notes	–	335,823,000	–	335,823,000
Total	$–	$1,677,768,304	$–	$1,677,768,304

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.57%

MUNICIPAL BONDS 98.57%

Corporate-Backed 9.16%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$7,925,560	$7,597,041
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	17,000,000	17,153,075
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	31,580,000	31,663,968
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	530,000	530,265
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	5,400,000	5,447,251
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	22,200,000	21,050,104
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,250,756
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,088,785
City of Granite City - Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,219,183
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	6,650,000	6,531,790
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB	1,885,000	1,885,099
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	614,121
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,520,662
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,980,071
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,845,000	1,846,496
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,372,854
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	937,116
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,447,745
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,568,189

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	$1,625,000	$1,630,580
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,663,289
Industrial Development Authority of the County of Yavapai - Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,419,294
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	18,050,000	17,394,213
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	11,801,519
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,103,190
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,373,019
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,671,903
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,213,753
Massachusetts Development Finance Agency - Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,092,497
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,484,826
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,001,302
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,609,149
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	10,016,016
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB+	4,575,454	4,527,873
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,582,891
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,224,002
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,298,808

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	$15,990,000	$15,995,588
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB	1,500,000	1,500,821
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,940,000	1,940,192
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,030,753
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,875,133
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,921,242
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,888,405
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,876,723
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,029,345
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,285,000	1,285,032
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	2,500,000	2,500,030
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,620,000	1,656,786
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,887,370
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa2	3,110,000	3,123,324
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	4,989,673
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,347,526
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	8,278,780
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	17,201,887
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,598,638
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,470,265
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	7,750,000	7,792,892

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	$1,035,000	$826,793
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,439,941
Port of Beaumont Industrial Development Authority - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	8,000,000	7,083,704
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	10.00%		7/1/2026	NR	5,000,000	5,053,002
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	6,000,000	5,652,542
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,244,010
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,570,215
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,260,000	1,261,023
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,885,000	2,884,942
State of Nevada Department of Business & Industry - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	8,050,000	7,627,375
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	6,815,000	7,534,169
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,670,354
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,557,411
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.55%		5/1/2044	NR	5,750,000	5,365,100
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,180,000	2,200,107
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,145,000	5,074,979
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	421,358
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,830,444
Total						455,472,469

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 9.65%
California Community Choice Financing Authority	4.621% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		$10,000,000	$10,038,268
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2036	AA		1,100,000	1,248,130
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2037	AA		2,500,000	2,802,321
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2038	AA		2,750,000	3,044,730
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2039	AA		5,000,000	5,476,925
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2041	AA		3,000,000	3,222,269
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2042	AA		4,105,000	4,189,176
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2042	AA		3,965,000	4,224,802
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR		125,000	125,169
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB-		1,475,000	1,474,923
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,481,094
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,023,845
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,348,792
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,768,856
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,215,046
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,329,728
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,499,680

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Chicago Board of Education IL GO (AG)	5.00%		12/1/2031	AA	$5,000,000	$5,188,733
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.125%		8/15/2030	NR	3,500,000	3,508,446
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2038	NR	1,405,000	1,409,447
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	19,860,000	19,928,092
Clifton Higher Education Finance Corp. TX (PSF-GTD)	4.00%	#(a)	2/15/2055	Aaa	4,500,000	4,584,462
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.00%		2/15/2035	Aaa	2,275,000	2,482,499
Clifton Higher Education Finance Corp. TX (PSF-GTD)	5.25%		2/15/2043	Aaa	2,500,000	2,617,695
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A3	1,100,000	1,078,251
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A3	1,100,000	1,044,888
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.00%		7/1/2033	A-	8,230,000	8,231,221
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	1,255,000	1,263,224
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,405,373
County of Lincoln - Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	426,812
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3	1,545,000	1,551,481
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,429,937
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,168,561
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	1,990,397
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†(d)	6.00%		7/1/2045	BB+	15,000,000	14,967,633
Illinois Finance Authority - Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,328,100
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	632,046

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2031	Ba2	$1,100,000	$1,108,663
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,104,580
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	999,074
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,679,637
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	3,225,000	3,117,155
Illinois Finance Authority - Noble Network of Charter Schools	5.00%		9/1/2025	BBB	325,000	326,023
Illinois Finance Authority - University of Chicago/The	4.00%		10/1/2038	Aa2	7,835,000	7,429,026
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	14,832,004
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,350,000	2,350,527
IPS Multi-School Building Corp. - Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%		7/15/2041	Aa2	2,125,000	2,217,801
Lehigh County General Purpose Authority - Muhlenberg College PA	5.00%		2/1/2039	A3	6,495,000	6,511,594
Massachusetts Development Finance Agency - President and Fellows of Harvard College	5.00%	#(a)	5/15/2055	AAA	13,000,000	14,598,467
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,259,492
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2045	Baa3	2,350,000	2,382,773
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2041	A2	5,000,000	5,181,564
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2042	A2	16,000,000	16,405,859
New Jersey Institute of Technology (BAM)	5.00%		7/1/2036	AA	1,000,000	1,123,888
New Jersey Institute of Technology (BAM)	5.00%		7/1/2038	AA	1,400,000	1,534,674
New Jersey Institute of Technology (BAM)	5.00%		7/1/2039	AA	1,500,000	1,629,841
New Jersey Institute of Technology (BAM)	5.00%		7/1/2040	AA	1,200,000	1,292,463

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Institute of Technology (BAM)	5.00%	7/1/2041	AA	$2,000,000	$2,131,162
New Jersey Institute of Technology (BAM)	5.00%	7/1/2042	AA	2,125,000	2,242,636
New Jersey Institute of Technology (BAM)	5.00%	7/1/2043	AA	4,000,000	4,192,028
New York State Dormitory Authority - Barnard College	5.25%	7/1/2038	A	4,000,000	4,308,631
New York State Dormitory Authority - Barnard College	5.25%	7/1/2039	A	5,300,000	5,655,071
New York State Dormitory Authority - Barnard College	5.25%	7/1/2040	A	5,345,000	5,645,111
New York State Dormitory Authority - Barnard College	5.25%	7/1/2041	A	5,000,000	5,213,177
New York State Dormitory Authority - Barnard College	5.25%	7/1/2042	A	4,230,000	4,361,930
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2027	BBB+	10,000,000	10,004,032
New York State Dormitory Authority - New School	5.00%	7/1/2035	A3	5,345,000	5,421,816
New York State Dormitory Authority - New School/The	5.00%	7/1/2036	A3	4,405,000	4,460,218
New York State Dormitory Authority - New School/The	5.00%	7/1/2037	A3	7,800,000	7,881,522
New York State Dormitory Authority - New York University	5.00%	7/1/2036	Aa2	25,000,000	27,896,320
New York State Dormitory Authority - New York University	5.00%	7/1/2037	Aa2	25,000,000	27,644,785
New York State Dormitory Authority - New York University	5.00%	7/1/2038	Aa2	25,000,000	27,318,095
New York State Dormitory Authority - New York University	5.00%	7/1/2042	Aa2	18,295,000	19,247,344
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,891,676
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,342,337
New York State Dormitory Authority (AG)	5.00%	10/1/2031	AA	10,000	10,715
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2032	AA	11,750,000	13,210,489
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2034	AA	5,750,000	6,520,353
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2036	AA	4,750,000	5,253,072

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%		10/1/2037	AA	$9,200,000	$9,766,117
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,175,000	4,220,320
Ohio Higher Educational Facility Commission - University of Dayton	5.00%		2/1/2040	A+	1,100,000	1,161,647
Ohio Higher Educational Facility Commission - University of Dayton	5.00%		2/1/2041	A+	1,300,000	1,360,418
Ohio Higher Educational Facility Commission - University of Dayton	5.00%		2/1/2042	A+	1,700,000	1,761,253
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2032	Baa1	1,270,000	1,379,123
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2034	Baa1	2,175,000	2,369,953
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2036	Baa1	2,320,000	2,470,321
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2037	Baa1	1,415,000	1,490,169
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2040	Baa1	1,575,000	1,617,354
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2042	Baa1	1,575,000	1,589,184
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	2,000,000	1,911,052
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	4.50%		12/15/2029	BB	395,000	395,246
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	974,349
University of Illinois	5.00%		10/1/2035	A2	885,000	943,583
University of Illinois	5.00%		10/1/2036	A2	920,000	971,765
University of Illinois	5.00%		10/1/2037	A2	800,000	840,441
University of Illinois	5.00%		10/1/2038	A2	800,000	831,975
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,460,828
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,742,477
University of Illinois (AG)	4.00%		4/1/2033	AA	4,905,000	4,947,528
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,002,726
Total						479,896,506

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.03%
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	$140,000	$138,823
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	515,000	514,911
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	425,000	424,717
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	385,000	384,459
Total						1,462,910

General Obligation 10.65%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,843,651
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,526,403
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,518,617
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	3,788,056
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,393,066
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,162,814
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,058,542
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,517,085
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	905,200
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	475,773
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	447,095
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,377,205
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,308,126
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,087,498
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,335,282
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,332,316
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,592,371
City of Chicago IL GO	5.00%		1/1/2031	BBB	2,210,000	2,220,288
City of Chicago IL GO	5.00%		1/1/2042	BBB	34,540,000	33,588,685
City of Chicago IL GO	5.50%		1/1/2039	BBB	6,000,000	6,176,998

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.50%		1/1/2041	BBB	$5,000,000	$5,159,466
City of Chicago IL GO	5.50%		1/1/2049	BBB	3,750,000	3,724,245
City of Chicago IL GO	6.00%		1/1/2043	BBB	3,000,000	3,165,003
City of Chicago IL GO	6.00%		1/1/2050	BBB	4,450,000	4,594,470
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	4,695,256
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	1,962,297
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,071,345
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	3,919,987
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	4,966,909
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,184,371
City of Hutto TX GO (BAM)	5.00%		8/1/2040	AA	2,145,000	2,280,960
City of Hutto TX GO (BAM)	5.00%		8/1/2041	AA	3,500,000	3,687,849
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,294,543
City of New York NY GO	5.00%		6/1/2035	AA	10,000	10,015
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,351,577
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,130,401
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,080,600
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,196,426
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,553,797	3,422,527
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,385,659	10,972,841
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,895,188
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,448,460
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,640,681
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	11,481,543	11,818,405
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,631,410
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,527,904
County of Clark NV GO	3.00%		7/1/2038	AAA	4,000,000	3,399,489
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,010,433
Delaware Valley Regional Finance Authority PA	2.32% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	5,000,000	4,977,995
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	5,863,137
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2036	AA+	3,000,000	3,374,759
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2037	AA+	6,500,000	7,241,582
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%		3/1/2038	AA+	5,000,000	5,509,855

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2039	AA+	$5,000,000	$5,457,270
Janesville School District WI GO	5.00%	3/1/2034	Aa2	2,755,000	3,064,517
Janesville School District WI GO	5.00%	3/1/2035	Aa2	2,500,000	2,753,036
Janesville School District WI GO	5.00%	3/1/2036	Aa2	5,575,000	6,066,001
Janesville School District WI GO	5.00%	3/1/2037	Aa2	3,160,000	3,408,830
Louisiana Stadium & Exposition District	5.00%	7/1/2038	A2	7,345,000	7,857,721
Louisiana Stadium & Exposition District	5.00%	7/1/2039	A2	6,550,000	6,928,429
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,000,000	4,267,904
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2036	A2	2,000,000	2,183,448
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A2	4,000,000	4,267,904
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2039	AAA	11,820,000	11,543,685
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,355,997
Palm Beach County School District FL COPS	5.00%	8/1/2037	Aa3	1,000,000	1,086,751
Palm Beach County School District FL COPS	5.00%	8/1/2038	Aa3	2,375,000	2,554,062
Palm Beach County School District FL COPS	5.00%	8/1/2039	Aa3	2,250,000	2,401,893
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2035	Baa2	5,250,000	5,642,451
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2036	Baa2	8,550,000	9,111,622
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	5,980,515
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,585,910
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2028	Aa3	500,000	529,646
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	2,005,000	1,722,417
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,677,885
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	2,425,000	1,983,799

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California GO	4.00%	8/1/2035	Aa2	$20,000,000	$20,002,866
State of California GO	5.00%	3/1/2042	Aa2	4,925,000	5,282,703
State of Connecticut GO	3.00%	1/15/2037	AA-	5,090,000	4,489,360
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	765,006
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,171,746
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	4,919,822
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	4,861,426
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	13,972,054
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,857,137
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,348,575
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,180,217
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,182,045
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,122,961
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	11,487,251
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	18,766,919
State of Illinois GO	5.25%	5/1/2042	A-	15,000,000	15,513,786
State of Illinois GO	5.25%	5/1/2043	A-	7,830,000	8,043,591
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	11,527,486
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,716,505
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,223,570
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2030	AA	2,125,000	1,950,902
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2031	AA	2,040,000	1,832,328
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,697,209
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,339,581
Total					529,552,196

Health Care 16.15%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,643,450
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	7,029,323
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,103,180

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	$12,250,000	$13,369,384
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,183,682
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	10,678,038
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	912,834
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,757,535
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,002,845
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,522,500
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2039	A	5,500,000	5,847,516
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2030	B+	2,075,000	2,186,391
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2031	B+	1,150,000	1,218,388
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2032	B+	1,000,000	1,054,116
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	3,000,000	3,095,851
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2041	BBB+	3,000,000	3,070,608
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2042	BBB+	5,500,000	5,584,883
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%	12/1/2037	BBB+	5,000,000	5,202,041

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	2.00%	#(a)	10/1/2036	A		$10,640,000	$10,612,972
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group(d)	5.25%	#(a)	10/1/2050	A		6,000,000	6,624,967
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2		4,015,000	4,072,721
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B		5,000,000	4,662,647
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.00%		12/1/2043	A+		4,510,000	4,658,341
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%		12/1/2042	A+		3,510,000	3,722,442
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB		1,000,000	1,014,604
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB		5,000,000	5,002,531
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB		1,500,000	1,506,798
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2041	A		1,000,000	1,043,633
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2042	A		3,025,000	3,125,764
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,869,020
City of Atlantic Beach - Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(c)	1,655,000	1,656,293
City of Blaine - Crest View Obligated Group MN(b)	5.125%		7/1/2025	NR		688,161	378,489
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR		11,100,000	11,126,782
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%		8/15/2040	AA-		2,100,000	2,224,141

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%		8/15/2041	AA-	$3,000,000	$3,144,592
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%		8/15/2042	AA-	2,750,000	2,853,586
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR	5,500,000	5,501,853
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Foundation Inc FL	5.00%		8/15/2037	AA-	4,000,000	4,073,452
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%		5/1/2041	A2	3,000,000	3,097,212
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-	2,345,000	2,348,948
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-	2,095,000	2,220,729
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2034	BB+	225,000	227,484
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2039	BB+	1,000,000	967,344
County of Cuyahoga - MetroHealth System OH	5.00%		2/15/2037	BBB	6,400,000	6,402,873
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%		11/15/2039	Baa1	6,000,000	5,496,327
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%		2/15/2033	BB+	12,355,000	12,403,805
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%		12/1/2027	NR	6,680,000	6,750,040
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.375%		12/1/2037	NR	10,000,000	10,535,406
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%		12/1/2042	NR	2,540,000	2,634,911
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%		6/1/2036	NR	3,830,000	3,865,108
District of Columbia - Children’s National Medical Center Obligated Group	5.00%		7/15/2034	A1	5,000,000	5,027,076
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%		7/1/2031	NR	985,000	1,038,559

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%		7/1/2039	NR		$2,000,000	$2,123,161
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2031	NR		1,000,000	1,006,680
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2033	NR		1,000,000	1,001,099
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%		11/15/2036	NR		1,500,000	1,172,643
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2039	Baa2		3,900,000	4,020,163
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2040	Baa2		4,040,000	4,120,028
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2042	Baa2		3,990,000	3,994,830
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		10,510,000	10,779,475
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		8,500,000	8,687,505
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		16,655,000	16,968,925
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(c)	120,000	120,228
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,645,912
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,574,865
Health & Educational Facilities Authority of the State of Missouri - BJC Healthcare Obligated Group	5.00%	#(a)	4/1/2059	AA		13,000,000	14,248,257
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+		3,150,000	3,313,940

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hillsborough County Industrial Development Authority - BayCare Obligated Group FL	5.00%	11/15/2042	Aa2		$5,000,000	$5,219,365
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB		4,055,000	4,113,714
Illinois Finance Authority - Advocate Aurora Health Obligated Group	4.00%	8/1/2038	AA		9,870,000	9,144,269
Illinois Finance Authority - Ascension Health Credit Group	4.00%	2/15/2033	NR		3,540,000	3,610,402
Illinois Finance Authority - Ascension Health Credit Group	4.00%	2/15/2033	AA		1,460,000	1,466,443
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2031	A+		6,025,000	6,027,624
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2033	A+		2,500,000	2,500,238
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2034	A+		3,000,000	3,000,091
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2039	BBB	(c)	2,500,000	2,519,684
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2044	BBB	(c)	3,100,000	2,982,503
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,185,000	1,144,682
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2		4,235,000	4,320,302
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2		6,000,000	6,095,136
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.00%	5/15/2030	A		9,000,000	9,665,447
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A		3,500,000	3,616,474
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2033	A2		500,000	521,593

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2	$1,000,000	$1,038,491
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2	1,000,000	1,033,745
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2	1,800,000	1,852,753
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,481,034
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2034	BBB	5,255,000	5,269,001
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-	2,000,000	1,866,065
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-	3,930,000	3,590,789
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	3,100,000	3,099,174
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-	2,750,000	2,713,511
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	8,910,000	8,958,735
Massachusetts Development Finance Agency - UMass Memorial Health Care Obligated Group	5.00%		7/1/2035	BBB+	12,650,000	13,837,096
Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Obligated Group FL	5.00%		11/15/2030	A2	2,500,000	2,502,229
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,033,058
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	4,945,000	4,947,163
Michigan Finance Authority - McLaren Health Care Obligated Group	5.00%		5/15/2032	A1	10,390,000	10,400,148
Michigan Finance Authority Provident Group - HFH Energy LLC	5.00%		2/28/2038	A3	2,060,000	2,191,336
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/29/2040	A3	1,400,000	1,471,992

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/28/2042	A3	$1,860,000	$1,923,227
Michigan State Hospital Finance Authority - Corewell Health Obligated Group	5.00%	#(a)	8/15/2055	AA	13,000,000	14,056,323
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2041	A	4,000,000	4,120,661
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2042	A	4,985,000	5,070,764
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,539,116
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%		9/1/2036	A	1,350,000	1,307,117
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%		9/1/2038	A	2,250,000	2,141,261
Montgomery County Industrial Development Authority - Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%		1/1/2030	NR	2,000,000	2,000,206
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.125%		7/1/2025	NR	1,015,000	1,015,000
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	4,615,000	4,698,262
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.00%		12/1/2035	A+	5,500,000	5,951,082
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.25%		6/1/2042	A+	5,500,000	5,613,755
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,500,000	1,501,991
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2041	AA-	12,000,000	12,639,640
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2042	AA-	5,000,000	5,212,510

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	$3,185,000	$3,196,289
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2028	AA	2,000,000	2,002,604
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	968,842
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	856,626
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	721,687
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,888,945
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,500,000	1,509,090
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,700,000	2,714,038
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB-	1,100,000	1,104,351
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,600,000	1,603,979
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,803,236
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,532,932
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,422,491
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,170,728
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,325,474
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,054,864
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,360,819
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,673,111

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2040	AA	$1,500,000	$1,623,824
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2041	AA	1,800,000	1,932,075
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2042	AA	3,475,000	3,696,573
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2043	AA	1,750,000	1,850,841
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2044	AA	1,700,000	1,787,610
North Carolina Medical Care Commission - Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,090,237
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB	3,920,000	4,022,641
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB	10,050,000	10,122,564
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB	6,710,000	6,700,856
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,846,662
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,674,186
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,622,034
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2040	A+	4,000,000	4,226,894
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2041	A+	3,750,000	3,923,233
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2042	A+	5,000,000	5,182,289
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	5,280,000	4,540,377

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.00%		11/1/2042	A		$13,960,000	$12,595,935
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2040	A		5,000,000	5,312,872
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2041	A		9,000,000	9,452,363
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2043	A		6,000,000	6,200,366
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group	5.00%		9/1/2035	A		5,000,000	5,055,745
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%		10/1/2047	NR		1,410,000	141,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR		3,500,000	3,956,755
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,174,826
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		5,700,000	5,704,794
South Carolina Jobs-Economic Development Authority - McLeod Health Obligated Group	5.00%		11/1/2043	AA		5,000,000	5,011,739
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	6,877,535
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	7,867,962
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B	(c)	3,850,000	3,527,965
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(c)	2,085,000	2,084,879
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		4,000,000	4,305,165

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	$1,250,000	$1,255,913
University of Kansas Hospital Authority - University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,008,563
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2030	A		5,000,000	5,001,473
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2031	A		5,000,000	5,000,971
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		20,000,000	21,610,544
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		13,220,000	13,541,686
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,528,372
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,230,645
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,233,689
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2042	A+		2,500,000	2,555,292
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A		6,170,000	6,540,371
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	A		12,500,000	13,583,271
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ	5.00%		8/1/2041	A		1,500,000	1,546,254
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2042	AA		2,125,000	2,215,430
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2043	AA		2,250,000	2,332,752
Total							803,365,057

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 9.60%
California Housing Finance Agency	3.25%	8/20/2036	BBB	$7,073,215	$6,598,098
California Housing Finance Agency	3.50%	11/20/2035	BBB+	5,465,552	5,104,927
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%	8/1/2036	Aa1	4,192,881	3,519,893
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)(d)	6.25%	5/1/2055	AA	10,000,000	11,124,295
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.50%	5/1/2055	AAA	8,300,000	9,356,715
Colorado Housing & Finance Authority (GNMA)	6.00%	5/1/2053	AA	11,440,000	12,419,870
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	5,000,000	3,348,921
EP Cimarron Ventanas PFC TX	4.125%	12/1/2039	A+	6,315,000	5,998,360
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2056	Aaa	7,000,000	7,762,158
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%	10/1/2055	Aaa	15,435,000	17,323,711
Indiana Finance Authority - CHF- Tippecanoe LLC	5.00%	6/1/2038	BBB-	1,550,000	1,589,610
Indiana Finance Authority - CHF- Tippecanoe LLC	5.00%	6/1/2043	BBB-	2,525,000	2,506,824
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2032	Baa3	1,080,000	1,102,673
Louisiana Housing Corp. (FHLMC), (FNMA), (GNMA)	6.00%	6/1/2055	Aa1	3,150,000	3,441,712
Maine State Housing Authority	3.75%	11/15/2038	AA+	2,940,000	2,710,444
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	8,372,495
Michigan State Housing Development Authority	3.10%	12/1/2044	AA+	10,500,000	8,394,990
Michigan State Housing Development Authority	6.25%	6/1/2055	AA+	9,000,000	9,879,474
Michigan State Housing Development Authority	6.25%	12/1/2055	AA+	16,000,000	17,692,318
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2054	AA+	3,545,000	3,840,861
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	9,935,000	11,039,961
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	AA+	5,500,000	6,168,165

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+	$4,375,000	$4,844,163
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,515,000	3,937,779
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2044	Aa1	625,000	746,426
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2049	Aa1	940,000	1,123,051
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+	2,120,000	2,096,309
Montana Board of Housing (FHLMC), (FNMA), (GNMA)	5.75%		6/1/2055	AA+	8,500,000	9,255,265
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	14,500,000	14,568,839
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	3,510,000	3,792,596
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	767,487
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,150,905
New York State Housing Finance Agency - West 38TH Street LLC (FHLMC)	3.57%	#(a)	5/1/2042	Aa1	22,255,000	22,081,226
New York State Housing Finance Agency - West 62nd Street LLC	3.60%	#(a)	11/1/2044	Aa1	23,000,000	22,988,298
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	5,230,000	5,656,886
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2056	AA+	12,000,000	13,603,728
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1	5,220,000	5,249,211
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1	6,000,000	6,622,586
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1	3,750,000	4,112,204
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2056	Aa1	8,330,000	9,185,818
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%		3/1/2049	Aa1	3,500,000	4,047,124
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%		3/1/2049	Aa1	3,000,000	3,584,031
Pennsylvania Housing Finance Agency	3.50%		4/1/2051	AA+	1,320,000	1,317,239
Pennsylvania Housing Finance Agency	4.00%		10/1/2049	AA+	1,080,000	1,080,321
Pennsylvania Housing Finance Agency(d)	6.50%		10/1/2055	Aa1	20,000,000	22,684,358

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Pennsylvania Housing Finance Agency AMT	3.65%		10/1/2042	AA+		$2,500,000	$2,185,734
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		11/1/2056	AAA		8,500,000	9,413,880
State of Oregon Housing & Community Services Department (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		7,250,000	8,092,971
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+		4,945,000	5,272,135
Texas Department of Housing & Community Affairs (GNMA)	5.75%		3/1/2054	Aaa		7,035,000	7,596,565
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		13,920,000	15,517,358
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		10,055,000	11,191,112
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)(d)	6.75%		7/1/2055	Aa2		11,000,000	12,560,703
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	5,000,000	5,049,387
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		17,555,000	17,555,042
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		4,688,691	4,413,061
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%		7/1/2034	AA		1,000,000	1,080,133
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%		7/1/2035	AA		1,000,000	1,076,356
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%		7/1/2036	AA		1,000,000	1,064,819
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%		7/1/2040	AA		1,000,000	1,029,783
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-		4,950,000	5,120,348
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-		8,805,000	9,015,781

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa	$7,615,000	$8,371,473
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.00%		3/1/2055	AA+	6,495,000	7,081,924
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)(d)	6.25%		9/1/2055	AA+	6,150,000	6,806,386
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	4,500,000	4,530,276
Wyoming Community Development Authority	5.00%		12/1/2039	AA+	8,360,000	8,806,053
Total						477,623,605

Lease Obligations 1.36%
Illinois Sports Facilities Authority (AG)	5.00%		6/15/2027	AA	3,000,000	3,006,225
Jefferson County School District Finance Corp. - Jefferson County Board of Education/KY (ST INTERCEPT)	3.00%		12/1/2035	AA-	6,850,000	6,190,406
Kentucky State Property & Building Commission - Commonwealth of Kentucky	5.00%		4/1/2042	Aa3	10,525,000	10,993,057
New Jersey Economic Development Authority - New Jersey Economic Development Authority†	5.25%		9/1/2027	A-	19,555,000	20,538,975
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2033	A2	7,215,000	7,509,748
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2034	A2	13,645,000	14,134,686
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	1,320,000	1,339,012
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,714,823
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,436,245
Total						67,863,177

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.50%
King County Housing Authority WA	3.50%		5/1/2038	AAA	$10,000,000	$8,907,022
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,295,734
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,200,025	6,596,249
Total						24,799,005

Other Revenue 1.75%
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,040,581
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,665,655
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	–	0
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,548,508
Illinois Finance Authority - Field Museum Natural of History	4.273% (SOFR * .70 + 1.20%	)#	11/1/2034	A	10,000,000	9,994,111
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(b)	5.00%		7/1/2035	NR	5,000,000	3,500,000
Maricopa County Industrial Development Authority - Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,065,786
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,493,817
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,835,000	2,990,979
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,486,764
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,449,306
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,509,804
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,233,585

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2040	AA+	$11,000,000	$11,924,109
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2042	AA+	10,000,000	10,645,458
Total					87,017,463

Pre-Refunded 0.00%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	2/15/2034	NR	15,000	15,325

Single-Family Housing 0.18%
Pennsylvania Housing Finance Agency	5.50%	10/1/2053	AA+	8,725,000	9,214,903

Special Tax 1.49%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,250,000	1,269,178
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,423,292
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,730,000	1,774,040
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,372,057
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	976,134
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,980,000	3,610,855
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,554,438
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,328,410
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	575,000	584,216
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,189,027
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2034	AA	1,000,000	933,436
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%	3/1/2036	AA	5,500,000	5,001,248
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	450,000	452,640

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	$875,000	$876,721
River Islands Public Financing Authority CA Special Tax (AG)	5.00%	9/1/2042	AA	4,000,000	4,131,644
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	7,525,000	7,535,675
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,555,245
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,595,087
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,431,287
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	770,000	768,060
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,240,000	1,242,288
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,780,000	1,759,470
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	160,000	157,369
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,544,160
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	385,000	372,729
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,325,000	2,939,768
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,150,000	3,405,122
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,430,000	2,274,012
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,072,242
Total					74,129,850

Tax Revenue 2.71%
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,007,659
City of Sparks NV†	2.75%	6/15/2028	Baa2	615,000	600,682
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,759,119
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2041	AA	1,750,000	1,880,316

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.25%		6/1/2042	AA	$2,000,000	$2,126,660
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%		6/15/2039	NR	2,380,000	2,382,887
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2041	A2	9,000,000	9,319,900
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		5/1/2042	AAA	7,500,000	7,868,836
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%		7/15/2036	AA	11,700,000	12,187,367
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,197,076
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2034	AAA	10,000,000	10,090,450
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2042	AAA	7,000,000	7,359,089
New York City Transitional Finance Authority NY	5.00%		5/1/2039	AAA	5,000,000	5,349,095
New York City Transitional Finance Authority NY	5.50%		5/1/2044	AAA	8,500,000	9,109,928
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2034	AA+	10,000,000	10,027,161
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	7,400,000	7,805,320
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	8,937,587
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,502,757
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,527,542

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	$1,616,000	$1,380,723
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,386,541
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,295,449
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	70,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	257,155
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,811,081
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	996,677
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	4,683,487
Total						134,921,014

Taxable Revenue - Water & Sewer 0.37%
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,500,298
Pittsburgh Water & Sewer Authority PA (AG)	5.00%		9/1/2037	AA	4,750,000	5,136,971
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,742,692
Total						18,379,961

Tobacco 0.70%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	19,155,000	16,353,438
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	1,994,195
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	650,000	622,096
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	8,440,000	8,142,504
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,502,307
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2028	BBB	2,000,000	2,001,641
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	3,690,000	3,206,708
Total						34,822,889

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 16.10%
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2036	AA		$1,000,000	$1,085,273
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2037	AA		350,000	376,901
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2038	AA		350,000	373,711
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2039	AA		1,000,000	1,059,143
Allegheny County Airport Authority PA (AG) AMT	5.25%	1/1/2040	AA		1,105,000	1,158,363
Allegheny County Airport Authority PA (AG) AMT	5.50%	1/1/2041	AA		750,000	799,254
Allegheny County Airport Authority PA (AG) AMT	5.50%	1/1/2042	AA		680,000	719,669
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2043	BBB+		1,230,000	1,288,667
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2044	BBB+		1,265,000	1,318,356
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2045	BBB+		1,500,000	1,556,262
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.125%	7/1/2041	AA		3,000,000	2,778,761
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.25%	7/1/2043	AA		5,390,000	5,028,456
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,374,672
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,112,731
California Municipal Finance Authority - LAX Integrated Express Solutions LLC (AG) AMT	3.25%	12/31/2032	AA		5,235,000	4,959,737
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(c)	3,215,000	3,242,442
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(c)	7,000,000	7,048,718
Central Florida Expressway Authority	4.00%	7/1/2037	AA-		7,380,000	7,383,349
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	5,794,243
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,175,658
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,471,235

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A	$4,000,000	$4,149,110
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+	6,820,000	6,663,690
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+	20,405,000	20,572,472
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA	2,000,000	2,172,154
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA	2,745,000	2,932,711
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA	2,385,000	2,565,586
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,955,000	2,065,279
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,645,000	1,725,745
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,820,000	1,900,048
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+	4,000,000	4,211,513
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+	2,150,000	2,244,311
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+	2,450,000	2,537,902
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+	2,625,000	2,755,776
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-	8,365,000	9,371,674
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-	3,500,000	3,953,667
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-	3,250,000	3,636,137
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-	2,000,000	2,204,098
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA	4,150,000	4,071,145
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3	7,600,000	8,036,219
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3	2,750,000	2,855,974
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3	6,000,000	6,242,237

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(c)	$1,000,000	$1,004,462
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3		30,000,000	31,365,783
City of Houston Airport System Revenue TX (AG) AMT	5.00%		7/1/2036	AA		2,850,000	3,013,582
City of Houston Airport System Revenue TX (AG) AMT	5.00%		7/1/2037	AA		2,000,000	2,097,617
City of Houston Airport System Revenue TX (AG) AMT	5.00%		7/1/2038	AA		2,000,000	2,077,072
City of Houston Airport System Revenue TX (AG) AMT	5.25%		7/1/2039	AA		5,200,000	5,504,697
City of Houston Airport System Revenue TX (AG) AMT	5.25%		7/1/2040	AA		5,000,000	5,254,878
City of Houston Airport System Revenue TX (AG) AMT	5.25%		7/1/2041	AA		5,000,000	5,212,043
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2036	A+		1,500,000	1,616,696
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+		2,325,000	2,485,640
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+		3,000,000	3,153,049
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+		4,425,000	4,579,730
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+		3,500,000	3,596,026
Columbus Regional Airport Authority OH AMT	5.00%		1/1/2034	A		3,120,000	3,352,644
Columbus Regional Airport Authority OH AMT	5.00%		1/1/2035	A		3,000,000	3,215,895
County of Lee Airport Revenue FL AMT	5.00%		10/1/2036	A2		8,015,000	8,476,309
County of Lee Airport Revenue FL AMT	5.25%		10/1/2040	A2		6,500,000	6,807,615
County of Lee Airport Revenue FL AMT	5.25%		10/1/2041	A2		6,750,000	6,999,693
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	AA-		3,000,000	3,196,757
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	AA-		2,750,000	2,928,861
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+		2,850,000	3,017,537
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR		4,500,000	4,285,184
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		5,500,000	5,472,500

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Grand Parkway Transportation Corp. TX	5.45%		10/1/2034	AA+	$5,000,000	$5,313,942
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	12,500,000	12,130,320
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	22,575,000	21,877,787
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†(d)	4.80%	#(a)	12/1/2043	BBB+	25,500,000	25,836,077
Illinois State Toll Highway Authority	5.00%		1/1/2038	AA-	10,105,000	10,106,197
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,119,413
Kenton County Airport Board AMT	5.00%		1/1/2035	A1	3,500,000	3,714,186
Kenton County Airport Board AMT	5.00%		1/1/2036	A1	6,625,000	6,968,478
Kenton County Airport Board AMT	5.25%		1/1/2039	A1	1,795,000	1,892,018
Kenton County Airport Board AMT	5.25%		1/1/2041	A1	2,725,000	2,815,506
Kenton County Airport Board AMT	5.25%		1/1/2043	A1	4,355,000	4,441,364
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,463,918
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,360,962
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,803,975
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,091,465
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,354,511
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,611,301
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A2	5,000,000	5,006,402
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A2	4,130,000	4,135,288
Metropolitan Transportation Authority NY	5.25%		11/15/2030	A2	6,540,000	6,574,523
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2036	AA-	2,175,000	2,285,362
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2037	AA-	2,335,000	2,434,157
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2038	AA-	1,860,000	1,922,602
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2040	AA-	1,675,000	1,715,289
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%		10/1/2039	AA-	4,305,000	4,512,919

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2041	AA-	$2,000,000	$2,085,457
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	4,250,000	4,332,882
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,012,462
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	5,691,391
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,385,665
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	10,867,547
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,730,515
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	2,250,000	2,434,750
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,250,000	4,519,278
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,000,000	4,279,126
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,000,000	1,054,909
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2	3,000,000	3,150,445
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2040	A2	6,000,000	6,287,897
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A2	5,000,000	5,194,560
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A2	5,500,000	5,670,256
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A2	3,500,000	3,716,941
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,041,439
New Orleans Aviation Board LA	5.00%	1/1/2042	A2	3,775,000	3,909,148
New Orleans Aviation Board LA	5.00%	1/1/2043	A2	4,170,000	4,300,702
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3	1,000,000	1,054,603
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	17,000,000	17,570,064

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		$29,000,000	$29,820,691
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		30,000,000	32,651,025
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(c)	750,000	730,164
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,646,133
New York Transportation Development Corp. - JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,125,704
New York Transportation Development Corp. - JFK NTO LLC (AG) AMT	5.25%	6/30/2039	AA		1,400,000	1,492,737
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		1,000,000	1,044,954
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2040	Baa3		1,500,000	1,542,922
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,620,000	1,652,832
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2043	Baa3		8,000,000	8,056,467
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2044	Baa3		11,000,000	11,028,530
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	2,989,618
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		6,480,000	6,408,903
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3		3,185,000	3,186,634
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3		365,000	379,588
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2032	A3		775,000	801,616
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A		1,500,000	1,513,737
North Carolina Turnpike Authority	5.00%	1/1/2032	BBB		1,000,000	1,022,641
North Texas Tollway Authority	4.125%	1/1/2040	AA-		5,000,000	4,885,474
Pennsylvania Turnpike Commission	5.00%	12/1/2041	A+		5,700,000	5,947,098

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Turnpike Commission Registration Fee Revenue	2.77% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	$25,000,000	$24,957,470
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,107,420
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	4,000,000	4,220,667
Port Authority of New York & New Jersey AMT	5.00%		12/1/2036	AA-	1,750,000	1,837,013
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,090,975
Port Authority of New York & New Jersey AMT	5.00%		12/1/2037	AA-	2,250,000	2,343,121
Port Authority of New York & New Jersey AMT	5.00%		1/15/2038	AA-	1,000,000	1,037,857
Port Authority of New York & New Jersey AMT	5.00%		12/1/2038	AA-	2,000,000	2,067,454
Port Authority of New York & New Jersey AMT	5.00%		1/15/2039	AA-	1,500,000	1,541,838
Port Authority of New York & New Jersey AMT	5.00%		7/15/2039	AA-	5,250,000	5,408,002
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2041	AA-	10,000,000	10,459,533
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2042	AA-	12,500,000	12,969,714
Port of Portland Airport Revenue OR AMT	5.00%		7/1/2037	AA-	4,000,000	4,195,234
Port of Portland Airport Revenue OR AMT	5.25%		7/1/2039	AA-	3,500,000	3,678,557
Port of Seattle WA AMT	5.25%		7/1/2040	AA-	5,675,000	5,929,616
Port of Seattle WA AMT	5.25%		7/1/2041	AA-	4,500,000	4,666,524
San Diego County Regional Airport Authority CA AMT(d)	5.00%		7/1/2034	Aa3	2,500,000	2,717,633
San Diego County Regional Airport Authority CA AMT(d)	5.00%		7/1/2035	Aa3	2,200,000	2,375,154
San Diego County Regional Airport Authority CA AMT(d)	5.00%		7/1/2036	Aa3	3,000,000	3,209,227
San Diego County Regional Airport Authority CA AMT(d)	5.25%		7/1/2037	Aa3	3,000,000	3,287,054
San Diego County Regional Airport Authority CA AMT(d)	5.25%		7/1/2038	Aa3	2,865,000	3,102,576

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2037	A1	$10,000,000	$10,976,676
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2038	A1	14,815,000	16,111,105
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,610,857
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,078,051
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	5,100,000	5,336,380
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	11,165,000	11,502,277
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	2,500,000	2,583,092
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2035	A+	3,565,000	3,572,665
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2033	A+	4,495,000	4,503,865
Total						800,870,393

Utilities 18.17%
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	11,707,099
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,331,873
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	15,680,000	15,570,836
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	25,000,000	26,469,980
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,453,778
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	28,250,000	29,202,994
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	6,475,000	6,845,645
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	17,000,000	17,551,681
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,400,000	5,577,542
California Community Choice Financing Authority	5.25%		11/1/2054	A2	8,800,000	9,329,902

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	$5,000,000	$5,052,058
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,571,270
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,644,703
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,886,208
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	18,505,000	19,739,750
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,305,154
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,342,369
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	935,554
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,586,494
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,450,819
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	4,841,943
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,107,342
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	8,628,107
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,162,408
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,193,228
County of Hillsborough Utility Revenue FL	3.00%		8/1/2038	Aaa	3,110,000	2,644,319
County of Hillsborough Utility Revenue FL	3.00%		8/1/2039	Aaa	3,025,000	2,513,199
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	13,080,000	13,814,564
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	16,815,000	17,661,879
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,812,379
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,514,091
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,428,267
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	32,300,000	31,991,070

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Development Authority of Burke County - Georgia Power Co	2.20%		10/1/2032	A	$1,000,000	$840,910
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	5,000,000	5,033,074
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	10/1/2048	A	8,750,000	8,770,243
Energy Southeast A Cooperative District AL	5.121% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,091,055
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	14,984,683
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,714,810
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,714,699
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,648,407
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,196,920
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	9,961,002
Indiana Municipal Power Agency (AG)	5.00%		1/1/2043	AA	10,000,000	10,389,961
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,450,259
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,065,300
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,698,160
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	16,110,000	17,030,804
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,689,714
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	32,000,000	33,841,632
Long Beach Bond Finance Authority CA	4.504% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,026,034
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2034	Aa2	10,000,000	11,016,345
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2035	AA	1,020,000	1,131,160
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2036	AA	700,000	766,489
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2037	AA	1,125,000	1,220,298
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2038	AA	1,500,000	1,609,884
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2039	AA	1,250,000	1,331,299
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2040	AA	1,500,000	1,586,625
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2041	AA	1,735,000	1,824,738

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2042	AA	$1,500,000	$1,570,168
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2041	A1	6,810,000	7,132,541
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2042	A1	4,400,000	4,568,241
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,428,784
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,810,609
Luzerne County Industrial Development Authority - Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,557,591
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	30,500,000	30,415,622
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,388,074
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,541,681
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,428,452
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,366,248
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	4,200,000	4,206,246
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+	1,925,000	1,927,863
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	6,500,000	6,645,438
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,587,410
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,569,246
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,595,146
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,344,850
Okaloosa Gas District FL (AG)	5.25%		10/1/2042	AA	7,500,000	7,996,288
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,740,854
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	15,862,762
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	2,200,000	2,215,091
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,824,339

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2039	A		$2,250,000	$2,392,551
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2042	A		2,000,000	2,067,900
Philadelphia Gas Works Co. PA (AG)	5.25%		8/1/2041	AA		2,000,000	2,149,234
Puerto Rico Electric Power Authority (AG)	3.568% (3 mo. USD Term SOFR * 0.67 + 0.52%	)#	7/1/2029	AA		4,155,000	3,971,867
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,461,952
San Joaquin Valley Clean Energy Authority CA	5.50%	#(a)	1/1/2056	A2		6,875,000	7,545,598
South Carolina Public Service Authority	5.00%		12/1/2036	A-		2,000,000	2,184,416
South Carolina Public Service Authority	5.00%		12/1/2037	A-		2,250,000	2,431,551
South Carolina Public Service Authority	5.00%		12/1/2040	A-		1,010,000	1,060,341
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		10,000,000	10,519,871
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		33,000,000	34,124,227
Southeast Energy Authority A Cooperative District AL(e)	5.00%		1/1/2056	A1		21,100,000	21,545,693
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1		11,350,000	11,864,637
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1		30,000,000	32,274,690
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,337,452
Southern California Public Power Authority - City of Anaheim Electric System Revenue	5.00%	#(a)	4/1/2055	A2		10,500,000	11,047,401
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		10,000,000	10,500,344
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	5,000,000	5,090,183
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		5,325,000	5,465,799
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		10,000,000	10,625,680
Texas Municipal Power Agency (AG)	3.00%		9/1/2034	AA		1,470,000	1,362,568
Texas Municipal Power Agency (AG)	3.00%		9/1/2036	AA		5,250,000	4,642,677
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA		2,450,000	2,711,300
Total							903,604,486
Total Municipal Bonds (cost $4,956,508,995)							4,903,011,209

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.73%

Variable Rate Demand Notes 2.73%

Education 0.82%
University of California	2.350%	7/1/2025	5/15/2048	AA	$40,900,000	$40,900,000

General Obligation 0.97%
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	13,000,000	13,000,000
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	4,305,000	4,305,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	17,410,000	17,410,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	13,400,000	13,400,000
Total						48,115,000

Transportation 0.28%
Bay Area Toll Authority CA	2.950%	7/1/2025	4/1/2055	AA+	13,900,000	13,900,000

Utilities 0.66%
Development Authority of Appling County - Georgia Power Co	4.050%	7/1/2025	9/1/2041	A	1,600,000	1,600,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.900%	7/1/2025	6/15/2033	AA+	6,200,000	6,200,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.000%	7/1/2025	6/15/2050	AA+	25,055,000	25,055,000
Total						32,855,000
Total Short-Term Investments (cost $135,770,000)						135,770,000
Total Investments in Securities 101.30% (cost $5,092,278,995)						5,038,781,209
Other Assets and Liabilities – Net (1.30)%						(64,751,857)
Net Assets 100.00%						$4,974,029,352

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2025

PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $425,680,908, which represents 8.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,903,011,209	$–	$4,903,011,209
Short-Term Investments
Variable Rate Demand Notes	–	135,770,000	–	135,770,000
Total	$–	$5,038,781,209	$–	$5,038,781,209

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.28%

MUNICIPAL BONDS 102.28%

Corporate-Backed 7.86%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$10,000,000	$9,630,967
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,508,194
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,664,650
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	17,000,000	17,153,075
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	19,500,000	18,489,957
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	962,739
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	4,890,051
City of Whiting - BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	4,168,534
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,554,910
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,504,724
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,126,311
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,630,580
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	13,570,000	13,076,979
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,219,149
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,381,633
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,360,249
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	2,340,000	2,340,328
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	3,250,000	2,703,137

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	$855,000	$572,850
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,213,753
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,258,408
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	14,750,000	14,165,555
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,604,855
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	5,034,547
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	5,790,000	5,792,024
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	17,455,000	12,590,696
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	6,100,000	6,100,605
New York Liberty Development Corp.	3.00%		11/15/2051	A+	17,085,000	11,496,257
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	20,818,578
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,591,638
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,029,346
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	795,000	813,052
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,060,600
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,536,066
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	11,629,978
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	3,050,000	3,250,563
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	3,250,000	3,463,446
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	6,650,000	7,142,968
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,684,887
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,105,556
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	5,400,000	4,958,331

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		$9,200,000	$9,199,805
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR		1,000,000	864,821
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR		1,000,000	791,997
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+		15,055,000	14,897,985
State of Nevada Department of Business & Industry - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		7,000,000	6,632,500
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR		5,000,000	5,000,113
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+		2,725,000	3,012,562
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+		1,950,000	2,117,881
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR		7,000,000	6,927,668
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B		910,000	871,444
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	2,450,000
Williamsburg Economic Development Authority VA - Provident Group - Williamsburg Properties LLC (AG)	5.25%		7/1/2053	AA		2,500,000	2,594,833
Total							356,642,335

Education 12.21%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1		11,000,000	11,432,123
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-		4,000,000	3,941,228
California Infrastructure & Economic Development Bank(c)	5.25%		5/15/2059	AA		14,900,000	15,528,493
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-		1,500,000	1,448,608
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%		7/1/2047	BBB		2,050,000	1,963,637
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%		6/15/2062	BBB		2,540,000	2,606,270
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(d)	7,250,000	7,503,209

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	$4,235,000	$4,368,676
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,510,342
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,266,817
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	3,975,958
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	3,937,802
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		4,045,000	4,058,869
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	3,918,723
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,212,385
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,091,308
District of Columbia - Catholic University of America/The DC	5.75%	10/1/2055	A-		5,000,000	5,159,679
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	995,198
Florida Development Finance Corp. - Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,330,321
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†(e)	6.00%	7/1/2045	BB+		15,000,000	14,967,633
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†(e)	6.25%	7/1/2055	BB+		20,000,000	20,036,618
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	11,235,635
Homewood Educational Building Authority - Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	12,836,283
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,724,218
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2039	Ba2		4,295,000	3,615,962
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2040	Ba2		2,020,000	1,864,495
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2		7,500,000	7,694,781

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - University of Chicago	5.25%	5/15/2054	Aa2	$18,850,000	$19,141,658
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,809,647
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	2,937,349
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	3,535,000	3,595,975
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,795,688
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2045	BBB-	1,875,000	1,765,917
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,033,998
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	10,275,000	10,574,904
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	20,000,000	19,021,204
Louisiana Public Facilities Authority - Tulane University	4.00%	4/1/2050	A+	9,040,000	7,598,667
Maine Health & Higher Educational Facilities Authority - Northeastern University	5.25%	10/1/2054	A1	14,765,000	15,035,165
Massachusetts Development Finance Agency - Emmanuel College/MA	5.00%	10/1/2043	Baa3	6,000,000	5,623,040
Massachusetts Development Finance Agency - Franklin W Olin College of Engineering Inc	5.25%	11/1/2051	A	8,500,000	8,656,268
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,782,821
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,257,964
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,606,817
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	11,850,000	11,333,146
Massachusetts Development Finance Agency - Suffolk University	5.50%	7/1/2045	Baa3	2,900,000	2,940,443

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	$5,250,000	$5,524,673
Massachusetts Development Finance Agency - Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	4,754,697
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	5,165,000	5,068,819
Michigan State University	5.25%	2/15/2050	AA	8,000,000	8,318,941
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(c)	5.00%	8/15/2053	Aa3	15,000,000	15,364,709
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	6,500,000	6,780,320
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	2,100,000	2,150,852
New York St Dorm Auth Revenues Nyshgr 07/55 Fixed 5.25(c)	5.25%	7/1/2055	AA-	14,750,000	15,236,577
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	22,500,000	23,725,645
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	5,000,000	4,997,427
New York State Dormitory Authority - New School	4.00%	7/1/2052	A3	4,870,000	3,989,920
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,330,514
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	1,935,585
New York State Dormitory Authority - Pace University	5.50%	5/1/2056	BBB-	13,175,000	13,173,585
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,702,017
Ohio Higher Educational Facility Commission(c)	5.25%	10/1/2053	AA-	11,500,000	11,914,095
Ohio Higher Educational Facility Commission - Oberlin College	5.25%	10/1/2053	AA-	2,680,000	2,776,502
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,789,586
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2054	Baa1	4,690,000	4,602,835
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-	12,745,000	13,527,834

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Pennsylvania State University(c)	5.50%	9/1/2055	AA	$22,000,000	$23,533,120
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,870,592
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,040,804
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,174,066
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	941,569
Rhode Island Health & Educational Building Corp. - Providence College	5.00%	11/1/2053	A	12,975,000	12,882,373
Shaker Heights City School District OH GO	5.25%	12/15/2059	AA	7,380,000	7,657,264
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	634,696
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	626,749
Town of Davie - Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	2,983,515
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,202,443
University of Illinois (AG)	4.00%	4/1/2038	AA	4,965,000	4,858,855
University of North Carolina at Wilmington	5.00%	6/1/2037	A1	7,055,000	7,058,858
University of Oregon TCRS (BAM)	3.50%	4/1/2052	AA	5,000,000	3,933,958
Waco Educational Finance Corp. - Baylor University TX	5.25%	3/1/2052	A+	3,775,000	3,854,574
Waco Educational Finance Corp. - Baylor University TX	5.25%	3/1/2053	A+	3,975,000	4,053,641
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.125%	7/1/2053	BBB	2,500,000	2,647,070
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%	7/1/2063	BBB	1,525,000	1,631,780
Total					553,987,002

Electric Revenue Bonds 0.34%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%	2/1/2054	Aa2	15,000,000	15,241,182

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Energy 0.39%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	$3,745,000	$3,883,933
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	13,635,000	13,803,096
Total						17,687,029

Financial Services 0.11%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,754,602

General Obligation 11.89%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	43,718,334
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	9,600,000	9,905,493
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,292,265
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,329,348
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,039,028
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,100,928
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,011,390
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,892,784
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,085,776
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,111,052
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,233,408
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,187,687
City of Chicago IL GO	5.50%		1/1/2049	BBB	14,285,000	14,186,889
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,775,953
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,204,662
City of Horace ND GO	4.75%		5/1/2044	Baa3	1,100,000	1,043,846
City of New York NY GO	5.00%		8/1/2051	AA	9,775,000	9,872,849
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,811,137
City of New York NY GO	5.25%		2/1/2053	AA	4,350,000	4,520,302
City of New York NY GO	5.25%		4/1/2054	AA	8,500,000	8,788,961
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,819,172
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,503,479
Commonwealth of Massachusetts GO	5.00%		4/1/2042	AA+	1,740,000	1,844,253
Commonwealth of Massachusetts GO	5.00%		4/1/2043	AA+	2,000,000	2,105,328
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	8,782,789	8,376,453
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	12,833,479
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	2,576,932	2,576,932

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
County of Anne Arundel MD GO	3.00%	10/1/2044	AAA	$7,415,000	$5,671,381
County of Cook IL GO	5.00%	11/15/2030	A+	1,000,000	1,021,315
County of Cook IL GO	5.00%	11/15/2035	A+	1,000,000	1,015,665
County of Harris TX GO	4.00%	9/15/2049	Aaa	8,000,000	6,938,717
County of Luzerne PA GO (AG)	5.00%	11/15/2029	AA	4,215,000	4,245,175
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%	9/1/2054	AA	4,770,000	5,029,509
El Paso County Hospital District TX GO (AG)(e)	5.50%	2/15/2055	AA	12,000,000	12,446,670
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	6,050,000	4,469,278
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	5,000,000	4,882,369
King County Public Hospital District No. 4 WA GO	5.00%	12/1/2038	NR	5,000,000	4,869,511
Louisiana Stadium & Exposition District	5.25%	7/1/2053	A2	15,715,000	15,954,704
Main Street Natural Gas, Inc. GA	5.00%	5/15/2027	A1	4,500,000	4,620,912
Main Street Natural Gas, Inc. GA	5.00%	5/15/2029	A1	2,940,000	3,087,989
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	2,000,000	2,076,179
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,980,000	4,092,272
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	4,000,000	4,119,878
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	5,000,000	5,104,385
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2050	A	25,900,000	21,397,663
Metropolitan Pier & Exposition Authority IL (AG)	4.00%	6/15/2050	AA	6,000,000	5,030,323
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%	11/1/2047	A2	11,050,000	11,316,074
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2029	A2	10,365,000	8,976,712
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A2	6,250,000	6,586,129

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2042	A2	$2,000,000	$2,093,714
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2044	AAA	15,000,000	15,436,513
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	7,941,343
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	14,224,161
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,077,878
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	2,893,725
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,531,632
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,325,000	34,920,881
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,048,877
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,220,830
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,054,416
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	5,831,787
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,567,270
State of California GO	5.00%	3/1/2044	Aa2	3,000,000	3,179,137
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,509,641
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	7,884,796
State of Connecticut GO	3.00%	11/15/2042	AA-	4,000,000	3,142,189
State of Connecticut GO	3.00%	11/15/2043	AA-	2,800,000	2,155,351
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,429,042
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,225,777
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,185,454
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,586,929

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%	1/1/2041	A-	$3,580,000	$3,541,709
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,006,434
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,542,881
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	8,645,615
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,387,914
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,481,146
State of Illinois GO	5.50%	3/1/2047	A-	18,425,000	18,816,778
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	11,402,962
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,699,969
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,775,000	3,775,085
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3	7,000,000	6,858,231
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,113,867
Total					539,537,932

Health Care 17.04%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	3,000,000	2,807,660
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	2,615,000	2,309,771
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	3,950,000	3,889,321
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	4,250,000	4,126,986
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	8,008,000	5,802,377
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	16,473,000	15,221,470
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	1,218,914	1,290,853
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	2,432,609	2,485,360
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	5,565,000	3,863,175
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa3	3,025,000	2,912,216

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	A3		$6,940,000	$6,942,134
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2049	BBB+	(d)	1,300,000	1,268,414
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		4,510,000	4,472,373
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		4,500,000	4,319,343
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		6,875,000	6,767,133
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		3,375,000	3,299,059
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2054	A		20,000,000	20,058,634
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,417,855
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+		12,120,000	11,861,895
City of Seneca - Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR		4,000,000	4,001,348
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2		8,750,000	8,658,849
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A		7,400,000	6,354,785
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-		4,390,000	4,505,321
Columbia County Hospital Authority - WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+		2,670,000	2,802,724
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+		7,920,000	7,259,418
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2049	BBB+		6,875,000	5,908,242

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2052	BBB	$8,925,000	$8,748,978
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,103,928
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2057	BBB	5,185,000	4,790,673
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,526,314
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	8,773,571
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,112,282
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	953,282
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,110,833
Cumberland County Municipal Authority - Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,654,304
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB	1,000,000	991,025
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	701,224
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	3,050,000	3,222,688
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,872,240
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	20,900,607
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,000,000	5,068,760
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	3,986,251
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	4,697,024
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,094,961
Greenville Health System - Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,975,054
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2048	AA	3,000,000	3,080,531

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2053	AA	$6,000,000	$6,067,876
Lee County Industrial Development Authority - Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	4,596,645
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.50%	5/15/2055	A	5,000,000	5,196,496
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,275,560
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,389,976
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,022,873
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,330,113
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,260,383
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	2,575,000	2,582,395
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2037	BBB	4,030,000	4,034,538
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,579,003
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,015,732
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,866,065
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,447,250
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,360,000	3,315,416

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-		$1,600,000	$1,515,468
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-		8,910,000	8,958,735
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3		3,100,000	3,218,712
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3		2,200,000	2,270,113
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.25%	1/1/2054	A		12,900,000	13,060,813
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR		10,000,000	9,539,116
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A		4,000,000	3,989,920
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		5,760,000	5,696,929
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA (AG)	4.00%	5/1/2056	AA		4,020,000	3,271,958
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,345,669
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,000,844
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,412
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,620,918
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,087
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,070,849

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	$2,100,000	$2,137,887
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR	2,075,000	2,102,772
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.50%	6/1/2050	A+	20,925,000	21,492,660
New Hampshire Health & Education Facilities Authority Act - Dartmouth Health Obligated Group	5.50%	8/1/2050	A	21,000,000	21,906,690
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	8,110,000	6,698,076
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,300,000	1,303,233
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB-	1,300,000	1,173,433
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	2,000,000	2,079,011
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,900,000	4,530,299
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2028	BBB-	3,055,000	3,173,605
New York State Dormitory Authority - Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-	33,500,000	33,240,094
New York State Dormitory Authority - Northwell Health Obligated Group	5.25%	5/1/2054	A-	25,000,000	25,460,382
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,022,924
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA	6,500,000	6,772,438
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	2,475,000	2,119,707
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,383,288
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB	4,660,000	4,507,558

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB	$10,015,000	$9,898,128
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB	10,000,000	9,806,948
Orange County Health Facilities Authority(c)	5.25%	10/1/2056	A+	30,000,000	30,500,904
Orange County Health Facilities Authority(c)	5.25%	10/1/2056	A+	6,650,000	6,761,034
Oregon State Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	6,999,107
Palm Beach County Health Facilities Authority - Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	5,634,984
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	11,025,000	9,480,616
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	8,240,000	6,653,285
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,000,639
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A	16,750,000	17,229,484
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.00%	8/15/2042	AA	3,455,000	3,471,111
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The(e)	5.50%	8/15/2055	AA	4,150,000	4,369,862
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,825,651
Roanoke Economic Development Authority - Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,740,000	15,216,467
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,720,000	3,785,181
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	3,651,203
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	7,976,291
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	9,961,683

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2054	A+	$19,640,000	$20,361,972
State of Ohio - Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,408,120
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1	9,550,000	9,193,434
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2050	A3	5,000,000	5,066,552
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2055	A3	8,500,000	8,598,264
Washington Health Care Facilities Authority - Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	3,999,951
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,207,807
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,459,601
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+	100,000	100,159
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+	30,000	30,067
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2051	AA	2,750,000	2,757,580
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2048	AA	1,750,000	1,877,709
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%	11/15/2046	AA	4,065,000	3,529,283
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A	9,750,000	10,220,272
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,283,123
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	788,498
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ	5.25%	8/1/2054	A	13,500,000	13,577,610
Total					773,119,747

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 3.98%
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	$1,410,000	$1,376,833
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	981,775
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	958,958
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,248,223
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,584,111
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,565,537
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,797,318
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	4,500,000	3,237,357
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	4,020,000	1,196,627
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	8,180,000	8,923,036
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	4,835,000	5,338,911
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,291,990
Indiana Finance Authority - CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,646,068
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,420,099
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,175,000	1,124,898
Indiana Finance Authority - SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	1,625,000	1,580,320
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,741,570
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,179,215

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%		7/1/2059	AA	$2,000,000	$2,042,776
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%		7/1/2054	AA	3,775,000	3,766,989
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%		7/1/2059	AA	1,330,000	1,324,654
Maryland Economic Development Corp.	5.75%		7/1/2053	BBB-	2,000,000	2,074,994
Maryland Economic Development Corp.	6.00%		7/1/2058	BBB-	5,000,000	5,244,104
Maryland Economic Development Corp. - University of Maryland College Park (AG)	5.00%		7/1/2054	AA	5,000,000	4,955,266
Maryland Economic Development Corp. - University of Maryland College Park (AG)	5.25%		7/1/2064	AA	5,000,000	5,005,750
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.25%		6/1/2065	A	2,125,000	2,149,445
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.50%		6/1/2050	A	1,500,000	1,571,321
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	10,595,716	9,986,466
New Hampshire Business Finance Authority	4.087%	#(a)	1/20/2041	AA-	5,987,174	5,690,955
New Hampshire Business Finance Authority	4.087%	#(a)	1/20/2041	BBB	5,089,098	4,584,055
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	6,408,212	6,118,410
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,283,286	5,121,083
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	12,500,000	12,559,344
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	4,750,000	4,799,941
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,382,725
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,037,000	3,704,946
Public Finance Authority - CHF-Manoa LLC WI†	5.50%		7/1/2043	BBB-	4,500,000	4,369,369
Public Finance Authority - CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	12,785,000	12,177,670
Texas Department of Housing & Community Affairs (GNMA)	5.125%		7/1/2055	AA+	10,000,000	10,029,174

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	$1,000,000	$986,893
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,417,069
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	896,702
Washington State Housing Finance Commission	4.085%	#(a)	3/20/2040	A3	10,950,564	10,292,444
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%		7/1/2055	AA	4,000,000	3,999,675
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,404,135
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,396,459
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,023,939
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,211,370
Total						180,480,969

Lease Obligations 1.30%
Indiana Finance Authority - Marion County Capital Improvement Board	5.25%		2/1/2032	AA+	5,000,000	5,008,723
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	6,645,000	5,727,770
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,004,301
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2043	A2	4,500,000	4,505,465
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	1,285,000	1,303,508
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2047	A2	6,050,000	5,995,431
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2028	A2	10,000,000	8,979,614

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2031	A2	$1,935,000	$1,548,243
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2037	A2	3,390,000	1,997,580
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,047,582
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,436,245
Northern Illinois University (BAM)	5.50%		4/1/2049	AA	2,500,000	2,577,851
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.25%		7/15/2059	AA	6,500,000	6,683,436
Total						58,815,749

Multi-Family Housing 0.19%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	6,951,748	6,368,792
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,800,000	2,451,049
Total						8,819,841

Other Revenue 2.39%
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	1,650,000	1,586,312
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,003,645
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	9,775,000	9,809,986
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	4,635,942	2,932,233
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA	31,540,000	32,871,599
Grand River Hospital District CO GO (AG)	5.25%		12/1/2034	AA	1,000,000	1,038,016
Grand River Hospital District CO GO (AG)	5.25%		12/1/2035	AA	1,000,000	1,032,789
Grand River Hospital District CO GO (AG)	5.25%		12/1/2037	AA	1,160,000	1,187,659
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,115,687
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,255,336
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	230,000	215,286
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	463,811
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	707,973

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	$1,650,000	$1,740,781
New Jersey Economic Development Authority - Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,502,508
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	3,969,598
Ridley School District PA (AG), (ST AID WITHHLDG)	5.00%		11/15/2050	AA	5,000,000	4,992,704
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	20,000,000	20,673,864
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	10,138,830
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,037,358
Total						108,275,975

Pollution Control 0.03%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,200,000	1,169,918

Pre-Refunded 0.02%
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2038	Aa3	995,000	1,011,243

Special Tax 0.95%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,010,000	2,979,148
Gramercy Farms Community Development District FL	6.75%		5/1/2039	NR	196,000	187,221
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,554,438
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,913,835
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	1,303,322	1,348,597
River Islands Public Financing Authority CA Special Tax (AG)	5.25%		9/1/2052	AA	2,500,000	2,540,997
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%		10/1/2041	A2	11,195,000	11,980,650
State of Connecticut Special Tax Revenue	5.00%		8/1/2034	AA	2,380,000	2,381,615

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	$7,000,000	$7,205,043
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,360,015
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	210,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	273,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,100,000	2,072,242
Total					43,006,801

Tax Revenue 6.59%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	11,551,453
City of Sparks NV†	2.75%	6/15/2028	Baa2	205,000	200,227
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2042	AA	1,250,000	1,289,859
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,759,119
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2050	AA	4,500,000	4,703,879
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	9,760,000	10,246,414
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	10,000,000	10,450,325
Lower Colorado River Authority - LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,819,800
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,438,754
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	4.00%	12/15/2042	A	2,000,000	1,792,054
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	5,869,972

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	$10,535,000	$8,624,268
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,938,889
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,049,448
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	850,000	849,309
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	1,250,000	1,257,447
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.25%	5/1/2049	AAA	7,810,000	8,122,667
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	25,705,000	26,671,750
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	4,750,000	5,062,250
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	12/1/2059	A+	25,000,000	26,265,860
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	5,000,000	5,003,198
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	3,931,838
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,774,386
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,334,581
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	10,000,000	10,276,827

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	$5,825,000	$4,248,014
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	6,923,828
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,639,063
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,422,248
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,271,000	1,085,953
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,658,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,816,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	589,901
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	27,628,000	25,951,969
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	7,752,338
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	33,930
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	14,097,000	12,979,565
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	17,980,000	16,929,855
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,030,391
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	10,619,252
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	10,655,000	10,909,161
Total					298,874,697

Taxable Revenue - Water & Sewer 1.57%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	20,896,463
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	7,610,000	7,830,155

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	$11,500,000	$11,865,646
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	12,979,804
Oklahoma City Water Utilities Trust	5.25%	7/1/2064	AAA	7,500,000	7,777,517
Pittsburgh Water & Sewer Authority PA (AG)	5.00%	9/1/2048	AA	3,000,000	3,047,022
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,050,474
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA	6,165,000	4,647,895
Total					71,094,976

Tobacco 2.04%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	57,825,000	49,367,660
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	1,139,540
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+	2,850,000	2,426,528
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+	8,900,000	8,686,137
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	4,305,000	4,334,842
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	10,910,000	9,481,078
TSASC, Inc. NY	5.00%	6/1/2035	BBB	1,390,000	1,399,275
TSASC, Inc. NY	5.00%	6/1/2045	CCC+	7,500,000	6,610,905
TSASC, Inc. NY	5.00%	6/1/2048	NR	10,550,000	9,209,235
Total					92,655,200

Transportation 20.00%
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2034	AA	3,650,000	3,718,265
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-	5,100,000	3,575,666
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2055	BBB+	5,425,000	5,495,708
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A	3,875,000	3,943,399

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(d)	$5,000,000	$5,027,819
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,443,595
Charleston County Airport District SC AMT	5.25%	7/1/2049	A+		3,500,000	3,561,780
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,059,997
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,542,155
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,733,011
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		9,375,000	9,232,482
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	19,704,576
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	19,382,684
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2037	Ba3		4,600,000	4,781,541
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2038	Ba3		4,250,000	4,374,889
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2039	Ba3		4,700,000	4,810,756
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	BB		2,500,000	2,505,832
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-		5,890,000	3,991,237
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA		6,410,000	6,415,557
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		6,440,000	6,639,167
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		7,500,000	7,721,780
City of St. Louis Airport Revenue MO (AG)	5.00%	7/1/2047	AA		7,500,000	7,538,582
Colorado Bridge & Tunnel Enterprise (AG)	5.25%	12/1/2049	AA		3,825,000	3,961,639
Colorado Bridge & Tunnel Enterprise (AG)	5.25%	12/1/2054	AA		10,000,000	10,314,672
Colorado Bridge & Tunnel Enterprise (AG)	5.50%	12/1/2054	AA		4,250,000	4,479,947
Columbus Regional Airport Authority OH	5.25%	1/1/2050	A		4,125,000	4,275,277
Columbus Regional Airport Authority OH	5.25%	1/1/2055	A		4,125,000	4,249,365
County of Lee Airport Revenue FL AMT	5.25%	10/1/2049	A2		6,200,000	6,229,247
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+		1,775,000	1,494,229

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	A+	$4,200,000	$3,297,368
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	A+	7,720,000	4,226,113
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	3,816,750
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	8,570,493
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,309,006
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%		7/1/2048	AA	1,250,000	1,268,651
Greenville-Spartanburg Airport District SC	5.25%		7/1/2054	A+	4,160,000	4,277,399
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	5,000,000	4,852,128
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	12,630,000	12,239,931
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†(e)	4.80%	#(a)	12/1/2043	BBB+	25,500,000	25,836,077
Kenton County Airport Board AMT	5.25%		1/1/2054	A1	10,750,000	10,868,116
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	20,910,000	21,538,339
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,785,567
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,050,755
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,487,918
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,700,168
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	9,000,000	8,826,528
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,140,551
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,638,603
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A2	4,675,000	4,027,778
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A2	9,825,000	8,310,480

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A2	$6,605,000	$5,558,925
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A2	13,890,000	13,538,192
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A2	4,265,000	4,325,728
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2	2,700,000	2,855,263
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A2	10,850,000	10,923,325
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,654,671
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A2	15,750,000	16,483,070
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	15,155,000	15,604,321
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%		6/15/2046	A2	8,000,000	7,130,202
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2042	A2	8,500,000	8,763,877
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A2	13,500,000	13,886,105
New Jersey Turnpike Authority	5.25%		1/1/2054	AA-	9,000,000	9,319,561
New Jersey Turnpike Authority	5.25%		1/1/2055	AA-	15,000,000	15,603,471
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	21,750,000	21,362,256
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	20,750,000	21,445,814
New York State Thruway Authority	4.00%		1/1/2050	A1	9,315,000	8,022,007
New York State Thruway Authority - New York State Thruway Authority	5.25%		1/1/2056	A1	7,455,000	7,462,068
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2	7,160,000	6,721,197
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2029	Baa2	2,955,000	3,025,348
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2030	Baa2	4,440,000	4,537,215
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa2	12,450,000	12,654,211
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2	8,600,000	8,670,578

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2	$21,000,000	$20,909,717
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	7,000,000	7,198,098
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	16,530,000	17,990,715
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	5,900,941
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,270,000	3,220,391
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	77,500,000	77,555,831
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	17,185,000	17,195,785
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	10,951,452
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,035,159
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	18,987,469
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%	1/1/2051	AA	4,740,000	3,925,112
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	4,777,656
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,314,710
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	7,824,248
Oklahoma Turnpike Authority(c)	5.50%	10/1/2054	Aa3	12,500,000	13,269,868
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Motor License Fund AMT (AG)	5.75%	12/31/2062	AA	8,100,000	8,409,330
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,343,174
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,070,175
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2053	A2	5,000,000	4,247,331
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,663,418

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	$4,000,000	$4,220,667
Port Authority of New York & New Jersey AMT	5.00%		7/15/2037	AA-	3,250,000	3,394,363
Port Authority of New York & New Jersey AMT	5.00%		7/15/2038	AA-	5,000,000	5,195,255
Port Authority of New York & New Jersey AMT	5.00%		12/1/2053	AA-	7,100,000	7,101,547
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	3,940,000	4,057,390
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,474,306
Reno-Tahoe Airport Authority NV AMT	5.25%		7/1/2049	A	2,100,000	2,137,068
San Diego County Regional Airport Authority CA	5.00%		7/1/2051	A1	15,475,000	15,668,318
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2053	Aa3	5,330,000	5,293,315
San Diego County Regional Airport Authority CA AMT(e)	5.50%		7/1/2055	Aa3	16,000,000	16,801,637
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	9,400,000	9,495,919
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	510,000	510,071
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	15,882,142
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,129,569
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,527,231
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,455,000	5,594,465
Total						907,094,821

Utilities 13.38%
Adelanto Public Utility Authority CA (AG)	5.00%		7/1/2039	AA	1,500,000	1,533,655
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,691,003
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,239,880
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	3,901,744
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,970,742
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,005,726

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	$28,710,000	$29,678,512
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	2,740,000	2,830,086
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	17,931,949
California Community Choice Financing Authority(c)	5.25%		11/1/2054	A2	14,000,000	14,823,668
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,222,906
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	506,994
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,396,163
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,751,868
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,479,412
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	12,680,672
City of Chicago Waterworks Revenue IL (AG)	5.00%		11/1/2036	AA	3,000,000	3,067,552
City of Chicago Waterworks Revenue IL (AG)	5.00%		11/1/2037	AA	2,500,000	2,541,467
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,611,317
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,290,352
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,614,406
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,128,665
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,505,283
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,295,058
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	20,345,000	20,587,427
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	20,850,000	21,390,807
County of Manatee Public Utilities Revenue - County of Manatee FL Public Utilities Revenue FL	4.00%		10/1/2053	Aa1	5,820,000	4,994,073
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,082,526
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,701,651

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	$1,500,000	$1,545,900
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,448,592
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,270,758
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,060,734
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,056,743
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,440,675
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,279,638
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	4,500,000	4,559,048
Lower Colorado River Authority - LCRA Transmission Services Corp TX (AG)	5.25%		5/15/2054	AA	9,000,000	9,197,769
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,850,000	20,792,318
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	5.25%		7/1/2055	AA	11,000,000	11,415,188
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	1,982,944
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,616,557
Municipal Electric Authority of Georgia (AG)	5.00%		7/1/2048	AA	1,100,000	1,103,327
Municipal Electric Authority of Georgia (AG)	5.00%		7/1/2048	AA	1,750,000	1,755,293
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2054	AA	5,000,000	5,187,636
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	5,000,000	3,948,520
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,676,036
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	9,910,000	10,240,602
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+	4,000,000	4,002,586
Paducah Electric Plant Board KY (AG)	5.00%		10/1/2035	AA	1,000,000	1,018,019
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	15,862,762

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.25%		8/1/2049	A		$13,000,000	$13,333,509
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,347,366
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,889,746
South Carolina Public Service Authority	5.00%		12/1/2046	A-		5,035,000	5,085,166
South Carolina Public Service Authority	5.25%		12/1/2049	A-		5,945,000	6,089,379
South Carolina Public Service Authority	5.25%		12/1/2054	A-		3,000,000	3,051,330
South Carolina Public Service Authority	5.50%		12/1/2054	A-		6,780,000	7,104,910
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1		10,000,000	10,548,306
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		23,000,000	23,783,552
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	10/1/2055	Aa3		9,200,000	9,701,364
Southeast Energy Authority A Cooperative District AL	5.00%		1/1/2056	A1		10,100,000	10,313,341
Southeast Energy Authority A Cooperative District AL(c)	5.00%		1/1/2056	A1		20,000,000	20,422,458
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1		17,500,000	18,293,494
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1		5,000,000	5,379,115
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,337,453
Southern California Public Power Authority	4.51% (3 mo. USD Term SOFR * 0.67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,973,965
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,300,206
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	10,550,000	10,740,286
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		5,000,000	5,487,941
Total							607,100,096
Total Municipal Bonds (cost $4,762,997,739)							4,639,370,115

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.29%

Variable Rate Demand Notes 2.29%

Education 0.38%
University of California	2.350%	7/1/2025	5/15/2048	AA	$17,000,000	$17,000,000

General Obligation 1.35%
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	18,510,000	18,510,000
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	17,525,000	17,525,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	24,000,000	24,000,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	1,000,000	1,000,000
Total						61,035,000

Transportation 0.15%
Bay Area Toll Authority CA	2.950%	7/1/2025	4/1/2055	AA+	7,000,000	7,000,000

Utilities 0.41%
Development Authority of Appling County - Georgia Power Co	4.050%	7/1/2025	9/1/2041	A	8,700,000	8,700,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.900%	7/1/2025	6/15/2033	AA+	1,770,000	1,770,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.000%	7/1/2025	6/15/2050	AA+	8,305,000	8,305,000
Total						18,775,000
Total Short-Term Investments (cost $103,810,000)						103,810,000
Total Investments in Securities 104.57% (cost $4,866,807,739)						4,743,180,115
Other Assets and Liabilities – Net(g) (4.57)%						(207,206,120)
Net Assets 100.00%						$4,535,973,995

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2025

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $327,809,512, which represents 7.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	516	Short	$(57,536,263)	$(59,581,875)	$(2,045,612)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,639,370,115	$–	$4,639,370,115
Short-Term Investments
Variable Rate Demand Notes	–	103,810,000	–	103,810,000
Total	$–	$4,743,180,115	$–	$4,743,180,115
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,045,612)	–	–	(2,045,612)
Total	$(2,045,612)	$–	$–	$(2,045,612)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.42%

CORPORATE BONDS 0.05%

Health Care Services 0.05%
Care New England Health System (cost $1,947,542)	5.50%		9/1/2026	BB-		$2,000,000	$1,975,000

MUNICIPAL BONDS 101.37%

Corporate-Backed 17.86%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		28,635,000	27,578,274
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		10,250,000	11,007,470
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,221,152
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-		13,000,000	13,030,433
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	17,492,437
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,203,543
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,823,141
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		17,000,000	17,153,075
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,760,198
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,203,085
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,833,251
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		39,000,000	36,979,913
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,014,159
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	BB	(b)	4,475,000	3,887,445
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB		5,000,000	5,027,507
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB		15,040,000	15,040,791
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR		2,000,000	1,925,478

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	$7,775,000	$7,311,567
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR	1,000,000	986,424
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR	1,500,000	1,467,429
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	614,122
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,109,820
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.75%		5/1/2045	NR	1,000,000	993,038
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	6.00%		5/1/2057	NR	2,250,000	2,224,517
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,504,724
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,570,132
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,840,000	1,841,492
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	5,500,000	5,466,253
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,770,000	17,927,762
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,042,940
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	3,881,007
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B1	8,000,000	7,964,414
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	24,780,000	23,879,700
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,523,946
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	6,838,573

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	$2,000,000	$2,111,984
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	6.50%	#(a)	10/1/2053	NR	3,745,000	3,928,744
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	8,080,000	6,720,414
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,298,100
Miami-Dade County Industrial Development Authority - CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	7,867,554
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	12,915,000	12,935,685
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB	15,810,000	14,578,698
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	19,065,000	18,309,580
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	17,000,000	15,656,505
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	14,760,000	14,765,159
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB	6,960,000	6,963,808
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	5,335,000	3,848,259
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,400,000	3,400,337
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	11,700,000	11,454,900
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,100,361
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	4,999,841
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	1,795,819
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,330,000	1,330,033
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	21,495,000	21,495,260
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	7,185,000	7,348,153
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	9,165,000	9,350,132

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2	$10,500,000	$10,678,391
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	13,000,000	11,793,772
Normandy Community Development District Assessment Area One FL†	5.30%		5/1/2044	NR	1,500,000	1,410,201
Normandy Community Development District Assessment Area One FL†	5.55%		5/1/2054	NR	2,500,000	2,299,332
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	33,290,000	29,531,805
Parish of Beauregard - OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,010,704
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	6,375,000	6,794,210
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	2,750,000	2,930,608
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,370,653
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,258,712
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,375,000	1,216,668
Pennsylvania Economic Development Financing Authority - New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,000,663
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	7,020,000	4,071,600
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	1,500,000	1,402,055
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	19,750,000	18,134,638
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	3,125,000	3,220,747
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,545,000	20,231,553
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,885,277
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,365,000	3,364,932
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	2,500,000	2,500,309

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	$7,000,000	$7,022,535
State of Nevada Department of Business & Industry - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	13,750,000	13,028,125
Town of Rumford - OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,224
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,700,061
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,037,686
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+	3,900,000	4,235,762
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	21,807,308
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.80%		5/1/2055	NR	4,250,000	3,874,768
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	3,016,537
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	6,885,000
West Virginia Economic Development Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,300,000	5,409,535
Total						721,215,909

Education 10.19%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,210,478
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	2,944,259
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.75%		6/15/2049	Ba2	915,000	820,504
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2054	Ba2	1,100,000	985,085
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2059	Ba2	1,000,000	882,101
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2064	Ba2	1,400,000	1,247,250

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2052	BB		$1,250,000	$1,211,321
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB		3,750,000	3,563,188
California Infrastructure & Economic Development Bank(d)	5.25%	5/15/2059	AA		4,560,000	4,752,344
California Municipal Finance Authority - California Baptist University†	5.125%	11/1/2040	NR		1,350,000	1,354,357
California Municipal Finance Authority - California Baptist University†	5.625%	11/1/2054	NR		500,000	497,973
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+		11,500,000	10,263,212
California Municipal Finance Authority - Westside Neighborhood School†	6.20%	6/15/2054	BB		2,650,000	2,749,377
California Municipal Finance Authority - Westside Neighborhood School†	6.375%	6/15/2064	BB		5,000,000	5,209,997
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,601,139
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,827,083
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	8,628,749
Capital Trust Agency, Inc. - Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,183,499
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	815,819
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,162,214
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	805,582
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	8,796,866
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,510,342
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,480,458
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		35,665,000	28,207,352
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,297,397

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.00%	8/1/2044	NR	$1,000,000	$1,016,469
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2049	NR	1,195,000	1,216,891
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2056	NR	2,000,000	2,024,012
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR	1,450,000	1,405,561
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa	8,015,000	8,212,385
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,197,328
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,179,314
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR	4,830,000	3,149,400
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR	3,500,000	2,219,068
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,745,905
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2055	BB+	2,655,000	2,692,969
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2064	BB+	2,150,000	2,167,357
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	12,392,787
District of Columbia - Catholic University of America/The DC	5.75%	10/1/2055	A-	5,000,000	5,159,679
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,336,040
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,376,731
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	7,600,877
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†(e)	6.25%	7/1/2055	BB+	50,000,000	50,091,545
Illinois Finance Authority - Benedictine University	5.00%	10/1/2038	BB	3,700,000	3,066,406

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - DePaul College Prep†	5.50%	8/1/2043	BB+	$1,360,000	$1,400,326
Illinois Finance Authority - DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,563,238
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	9,250,000	8,984,664
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	7,200,000	6,784,471
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2045	BBB-	1,850,000	1,742,372
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,033,998
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	3,775,000	3,885,184
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	6.00%	6/15/2059	NR	2,200,000	2,156,140
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	8,000,000	7,978,262
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2048	Baa1	1,225,000	1,189,480
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	13,225,000	12,577,771
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,521,189
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,690,857
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,151,830
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,012,251
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,606,476
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,446,464
Massachusetts Development Finance Agency - Emmanuel College/MA	5.00%	10/1/2043	Baa3	9,925,000	9,301,445

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	$3,000,000	$2,869,151
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	1,000,000	1,052,319
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,577,433
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	2,255,000	2,213,008
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,364,709
New York St Dorm Auth Revenues(d)	5.25%	7/1/2055	AA-	14,750,000	15,236,577
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,706,993
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,789,586
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2054	Baa1	4,685,000	4,597,928
Public Finance Authority - Mater Academy of Nevada WI†	5.00%	12/15/2044	BB	500,000	455,499
Public Finance Authority - Mater Academy of Nevada WI†	5.00%	12/15/2054	BB	2,000,000	1,721,546
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%	6/15/2065	BBB-	2,000,000	1,870,592
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%	6/15/2055	BBB-	1,050,000	1,040,804
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,660,658
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,154,750
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,883,137
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	1,050,000	952,044
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	1,050,000	940,124
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2064	NR	2,580,000	2,280,322

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	$19,000,000	$19,039,761
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,393,915
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,525,000	1,631,780
Total						411,717,724

General Obligation 7.85%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,286,359
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,433,745
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	5,500,000	5,766,207
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	9,654,445
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,247,245
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,528,475
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,508,667
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,696,981
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	3,896,262
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,007,012
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,085,776
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,050,238
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,132,926
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,895,000	3,915,010
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	6,742,633
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,187,687
City of Chicago IL GO	5.50%		1/1/2049	BBB	9,090,000	9,027,569
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,775,953
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,204,662
City of Horace ND GO	5.00%		5/1/2050	Baa3	1,350,000	1,281,017
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	10,923,633	6,731,689
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,134,000	17,023,367
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,163,156	40,351,160
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	2,000,000	2,108,809

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2052	Baa2	$4,750,000	$4,555,146
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR	17,335,000	16,229,039
Idaho Falls Auditorium District COPS†	5.25%	5/15/2051	NR	16,700,000	15,571,973
Independence Metropolitan District No. 3 CO GO	5.375%	12/1/2054	NR	9,500,000	9,069,623
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,975,000	4,087,131
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	4,000,000	4,119,878
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2053	AA	3,000,000	3,062,631
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon	6/1/2055	NR	4,850,000	3,952,419
Mida Cormont Public Infrastructure District UT GO†	6.25%	6/1/2055	NR	2,000,000	2,051,904
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	10,000,000	7,105,900
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	23,480,000	24,604,420
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,542,881
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	8,677,053
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,258,610
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,481,146
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	15,594,692
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,127,879
STC Metropolitan District No. 2 CO GO†	6.25%	12/1/2055	NR	6,500,000	6,588,492
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,060,000	1,052,971
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	5,827,572
Total					317,205,254

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 23.45%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	$4,000,000	$3,743,547
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	3,300,000	2,914,816
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,004,824
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	13,750,000	14,838,790
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,115,195
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,108,313
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	1,040,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR	1,500,000	780,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR	4,000,000	2,080,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	23,200,000	16,810,082
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	43,616,000	40,302,292
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	3,253,832	3,445,869
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	6,493,734	6,634,550
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	4.00%	7/1/2046	B+	24,575,000	20,226,626
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville PA Obligated Group PA	5.00%	7/1/2054	B+	1,000,000	921,273
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	4.00%	7/1/2045	B-	2,585,000	2,154,033
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	11,020,000	10,559,833

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	A3		$5,000,000	$3,547,558
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B		2,435,000	2,270,709
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2054	BBB+	(b)	1,740,000	1,669,216
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,654,947
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,060,587
California Public Finance Authority - QSH/MB LLC†	6.75%	7/1/2065	NR		14,815,000	15,493,994
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB		4,080,000	3,966,680
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB		1,700,000	1,649,883
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB		6,000,000	5,674,270
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		12,840,000	12,504,208
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		36,625,000	35,154,653
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		13,695,000	13,480,130
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		37,035,000	36,201,675
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%	1/1/2065	NR		6,250,000	6,061,797
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.25%	1/1/2055	NR		4,000,000	4,011,893
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		6,000,000	6,077,785

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	$4,000,000	$3,546,852
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,150,000	3,309,500
City of Blaine - Crest View Obligated Group MN(c)	6.125%	7/1/2050	NR		4,468,580	2,457,719
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,417,855
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	15,155,570
City of Wichita - Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,455,522
City of Wichita - Presbyterian Manors Obligated Group KS	5.75%	5/15/2045	NR		2,000,000	1,919,594
City of Wichita - Presbyterian Manors Obligated Group KS	5.875%	5/15/2050	NR		2,000,000	1,885,246
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,763,666
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,706,572
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,019,976
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,775,922
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		20,000,000	19,066,524
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		16,600,000	17,231,379
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,009,233
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,232,687
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,590,282
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB		1,000,000	991,025
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,706,472

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	$1,250,000	$1,320,774
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,123,161
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	12,000,000	11,943,204
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,500,000	5,575,637
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,172,643
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR	3,000,000	2,191,218
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+	7,500,000	8,200,639
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+	8,000,000	8,684,362
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR	2,775,000	2,711,091
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR	7,115,000	6,144,753
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.00%	11/1/2048	NR	8,000,000	8,383,565
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.125%	11/1/2057	NR	7,000,000	7,355,183
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR	4,000,000	4,172,257
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	5,500,000	5,759,925
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,093,688
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,100,000	1,062,574
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	3,950,544
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,185,946
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,738,589

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	$6,100,000	$5,922,871
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	180,000	181,236
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+	4,230,000	4,323,991
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+	4,300,000	4,323,991
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,920,000	9,026,760
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	2,841,502
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,905,000	8,953,708
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,142,124
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,418,821
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,078,232
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	8,031,532
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,705,000	3,771,844
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR	4,045,000	4,099,139
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	2,180,000	2,123,451
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,125,000	1,088,636
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.50%	7/1/2056	NR	17,600,000	15,939,306
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,500,891

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-		$3,690,000	$2,640,513
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-		15,500,000	12,619,513
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		3,000,000	3,022,924
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		6,500,000	6,772,438
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-		3,490,000	2,989,001
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		8,545,000	7,880,129
Norman Regional Hospital Authority - Norman Regional Hospital Authority Obligated Group OK	4.00%	9/1/2037	CCC		2,365,000	1,898,997
Norman Regional Hospital Authority - Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	CCC		1,050,000	877,569
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB		6,015,000	6,058,430
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB		16,795,000	16,245,589
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.45%	8/15/2028	BB		3,000,000	2,921,265
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2044	NR		1,300,000	1,272,842
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB		15,000,000	14,824,954
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB		23,690,000	23,232,660
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B+	(b)	4,000,000	3,156,001
Orange County Health Facilities Authority(d)	5.25%	10/1/2056	A+		10,755,000	10,929,574
Orange County Health Facilities Authority(d)	5.25%	10/1/2056	A+		5,000,000	5,083,484

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The(e)	5.50%		8/15/2055	AA	$4,150,000	$4,369,862
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.50%		6/1/2045	NR	2,485,000	2,443,010
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.625%		6/1/2050	NR	3,415,000	3,340,794
Public Finance Authority - Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR	7,240,000	6,633,494
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR	4,380,000	4,232,844
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR	8,750,000	8,798,926
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR	8,650,000	8,771,592
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†(e)	7.25%		1/1/2061	NR	13,000,000	13,367,762
Public Finance Authority - Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR	3,000,000	300,000
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%		11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon		7/1/2064	NR	534,160,000	5,685,813
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR	13,650,000	15,057,849
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,809,568
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	BB-	3,000,000	3,007,010
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%		5/15/2054	BBB+	4,500,000	4,467,186
Roanoke County Economic Development Authority - Friendship Foundation	5.50%	#(a)	9/1/2058	NR	10,615,000	10,424,390
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	11,500,000	6,922,349
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	5,779,524

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.50%	11/15/2044	BB		$2,575,000	$2,556,662
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.75%	11/15/2054	BB		5,335,000	5,392,668
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%	11/1/2042	NR		3,815,000	3,302,454
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%	11/1/2046	NR		6,070,000	5,074,628
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%	11/15/2029	NR		3,500,000	3,499,858
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.50%	11/15/2053	NR		9,000,000	9,348,984
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		17,600,000	18,502,852
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(b)	5,025,000	4,420,442
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.25%	10/1/2060	NR		1,000,000	970,802
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.50%	10/1/2055	NR		2,200,000	2,205,747
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,193,434
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,123,781
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,829,990
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,207,807
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,459,601
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2047	AA		3,325,000	3,388,913
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		2,250,000	2,397,427

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR		$8,000,000	$7,726,810
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR		2,500,000	2,435,777
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.625%	7/1/2060	NR		4,300,000	4,430,541
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	A		9,750,000	10,220,272
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA		1,250,000	1,283,123
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2		4,000,000	3,754,752
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.75%	8/15/2059	BBB-	(b)	2,380,000	2,405,028
Total						947,009,621

Housing 5.98%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		10,630,000	9,814,289
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,310,000	9,353,829
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR		16,345,000	12,121,696
California Municipal Finance Authority - Ascent 613†	5.375%	1/1/2055	NR		2,500,000	2,325,889
California Municipal Finance Authority - Ascent 613†	5.50%	1/1/2060	NR		2,000,000	1,877,021
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR		17,700,000	15,956,835
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR		15,100,000	14,135,759
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2038	Baa3		1,000,000	999,939
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2040	Baa3		1,000,000	971,296

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3		$1,350,000	$1,248,223
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3		1,770,000	1,606,806
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3		1,750,000	1,565,537
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	5.25%	7/1/2050	BB		1,500,000	1,426,197
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	5.375%	7/1/2065	BB		3,250,000	3,035,963
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		9,650,000	7,328,824
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR		4,500,000	3,256,418
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR		14,500,000	10,431,484
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR		7,000,000	4,525,819
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR		3,500,000	2,485,801
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR		13,250,000	9,639,289
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR		14,640,000	9,805,641
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR		25,980,000	7,733,422
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-		5,450,000	5,401,242
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2054	BBB-		1,445,000	1,383,386
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2059	BBB-		1,400,000	1,325,683
Indiana Finance Authority - SFP-PUFW I LLC	5.25%	7/1/2064	BBB-		3,975,000	3,865,706
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(b)	5,750,000	6,332,515

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		$2,500,000	$2,538,491
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA		1,100,000	1,095,579
Knox County Health Educational & Housing Facility Board TN (BAM)	5.25%	7/1/2064	AA		2,300,000	2,299,810
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,074,994
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,244,104
Maryland Economic Development Corp. - University of Maryland College Park (AG)	5.00%	7/1/2054	AA		5,000,000	4,955,265
Maryland Economic Development Corp. - University of Maryland College Park (AG)	5.25%	7/1/2064	AA		5,000,000	5,005,750
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.25%	6/1/2060	A		3,000,000	3,055,558
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.25%	6/1/2065	A		2,125,000	2,149,445
New Hampshire Business Finance Authority†	4.168%	1/20/2041	NR		2,750,000	2,023,840
New Hampshire Business Finance Authority	5.75%	4/28/2042	BBB		4,750,000	4,799,941
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1		500,000	451,865
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%	12/15/2031	NR		2,550,000	2,611,814
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,101,307
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,208,107
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		11,540,000	10,991,812
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	9,210,232
Vail Home Partners Corp. - Vail Home Partners Corp CO†	5.875%	10/1/2055	NR		2,500,000	2,500,622
Vail Home Partners Corp. - Vail Home Partners Corp CO†	6.00%	10/1/2064	NR		5,250,000	5,260,872

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	$8,000,000	$8,756,288
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%	7/1/2055	AA		4,000,000	3,999,675
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%	7/1/2064	AA		2,500,000	2,459,165
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	1,923,308
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,396,458
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,023,939
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,537,181
Total						241,629,931

Lease Obligations 0.51%
City of Charlotte NC	3.00%	6/1/2048	AA+		12,715,000	9,160,608
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR		2,790,000	2,598,978
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR		1,525,000	1,363,032
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-		1,175,000	1,175,345
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-		6,500,000	6,503,107
Total						20,801,070

Other Revenue 4.42%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR		3,425,000	3,454,463

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Anson Education Facilities Corp. - Arlington Classics Academy TX	5.00%		8/15/2045	BBB-	$2,250,000	$2,132,736
Arizona Industrial Development Authority - American Charter Schools Foundation†	6.00%		7/1/2047	BBB-	2,460,000	2,488,678
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-	2,850,000	2,652,179
Arlington Higher Education Finance Corp. - Newman International Academy TX	5.50%		8/15/2046	NR	5,000,000	3,905,483
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%		7/1/2056	NR	18,350,000	15,780,587
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR	10,000,000	8,653,816
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%		10/15/2047	BB	3,000,000	2,727,045
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,400,000	1,413,283
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%		12/1/2043	BB+	3,350,000	3,365,934
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	22,025,000	22,103,830
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	262,722
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	23,860,721	15,091,906
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	17,000,000	17,717,729
Florida Development Finance Corp. - Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,594,538
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,575,000	2,290,948
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%		6/15/2046	NR	4,935,000	4,934,635

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2050	NR	$3,505,000	$2,969,945
GDB Debt Recovery Authority of Puerto Rico	7.50%	8/20/2040	NR	391,210	373,385
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB	5,130,000	4,811,856
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	5.00%	7/1/2049	NR	6,000,000	4,200,000
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	5.00%	7/1/2055	NR	4,000,000	2,800,000
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.50%	6/15/2038	NR	3,200,000	3,165,987
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.625%	6/15/2048	NR	4,350,000	4,127,067
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	755,000	706,699
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,514,567
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,303,783
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	572,500	572,744
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	712,500
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%	12/1/2044	NR	2,500,000	2,486,764
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	12,000,000	11,908,793
Utah Charter School Finance Authority - Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,524,677
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	Baa1	4,375,000	3,279,267
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa1	2,400,000	1,480,879

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa1	$6,000,000	$4,577,276
Total					178,387,710

Special Tax 3.52%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	10,620,000	10,890,349
Arborwood Community Development District FL	6.90%	5/1/2036	NR	545,000	545,261
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,008
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,741,149
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.00%	5/1/2044	NR	1,375,000	1,306,175
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.25%	5/1/2055	NR	2,000,000	1,888,305
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	15,435,000	15,290,166
Celebration Pointe Community Development District No. 1 FL(c)	3.375%	5/1/2041	NR	3,970,000	3,176,000
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	5,244,000
County of Denton Green Meadows Public Improvement District Impt Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,751,861
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.875%	12/31/2045	NR	2,500,000	2,519,454
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	6.125%	12/31/2055	NR	3,100,000	3,125,024
Fairfield Community Facilities District - City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	4,205,000	4,184,848
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	640,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,252,491
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	11,095,000	9,447,162
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,401,886

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	$4,450,000	$4,588,887
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	7,845,000	6,455,240
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,281,952
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	7,950,180
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	11,600,000	12,317,689
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	876,721
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,004,424
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,888,274
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,252,517
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	311,850
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,198
Town of Bridgeville - Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,050,000	3,053,662
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,972,135
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,894,228
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,360,000	1,344,277
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	988,439
Westview South Community Development District FL	5.60%	5/1/2053	NR	2,040,000	2,007,578
Westview South Community Development District FL	5.625%	5/1/2053	NR	995,000	989,496
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	6,265,000	6,182,188
Total					142,119,074

Tax Revenue 4.08%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,285,000	2,377,500

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	$23,000,000	$3,436,554
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,126,723
City of Sparks NV†	2.75%	6/15/2028	Baa2	200,000	195,344
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	395,000	407,800
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	875,000	901,054
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	1,535,000	1,581,145
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,571,649
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	6,760,000	7,096,902
Downtown Revitalization Public Infrastructure District - City of Salt Lake City UT Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	4,500,000	4,702,646
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,694,905
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	860,000	859,301
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	4,035,000	4,059,039
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,223,012
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,792,273

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	$12,610,000	$13,046,102
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR	4,500,000	4,466,105
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,824,998
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	15,225,000	14,301,388
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	116,478
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	44,706,000	41,162,263
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	44,960,000	42,334,053
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,595,651
Total					164,872,885

Taxable Revenue - Water & Sewer 0.57%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,290,000	20,886,169
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,050,474
Total					22,936,643

Tobacco 6.67%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	102,230,000	87,278,096
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,460,861
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,510,704
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,013,538
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,038,165
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	8,650,020
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,177,254

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	$240,775,000	$25,532,287
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	8,549,979
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,847,702
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,579,885
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	974,738
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,848,850
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,855,433
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,218,190	3,169,926
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,871,079
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,423,704
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	8,000,000	2,837,210
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,748,910
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	1,907,446
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	2,380,953
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	15,885,000	2,757,695
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,353,107
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	28,007,119
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	42,235,000	36,703,330

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2045	CCC+		$9,670,000	$8,523,660
TSASC, Inc. NY	5.00%		6/1/2048	NR		17,835,000	15,568,409
Total							269,570,060

Transportation 11.15%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%		7/1/2055	BBB+		4,875,000	4,938,539
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(b)	5,475,000	4,560,240
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2043	BB+	(b)	3,445,000	3,367,274
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB		3,500,000	3,519,255
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2038	Ba3		4,250,000	4,374,889
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2039	Ba3		4,700,000	4,810,756
City of Salt Lake City Airport Revenue UT AMT	5.50%		7/1/2053	A+		2,500,000	2,573,927
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+		20,000,000	16,368,534
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR		9,000,000	8,570,369
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		16,500,000	16,417,500
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A		6,235,000	5,373,330
Foothill-Eastern Transportation Corridor Agency CA (AGM-CR)	3.50%		1/15/2053	AA		5,280,000	4,274,529
Greater Asheville Regional Airport Authority NC (AG) AMT	5.25%		7/1/2048	AA		1,250,000	1,268,651
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA		6,370,000	5,469,031
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3		20,905,000	21,533,189
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR		10,000,000	8,057,188
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3		2,500,000	2,487,918
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3		15,610,000	15,309,122

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	$9,400,000	$9,600,442
Metropolitan Transportation Authority NY(d)	4.75%	11/15/2045	A2	14,710,000	14,337,423
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A2	7,000,000	7,047,307
Metropolitan Transportation Authority NY	5.50%	11/15/2047	A2	7,500,000	7,849,081
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR	8,750,000	8,938,151
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	34,340,000	33,727,811
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	21,500,000	22,220,964
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	5,365,000	3,759,832
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2	8,480,000	8,443,543
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	13,000,000	13,367,896
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	9,000,000	9,795,307
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	82,500,000	82,559,433
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	23,185,000	23,199,551
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,428,407
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,613,178
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,733,031
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3	5,270,000	5,594,276
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3	12,500,000	13,269,868
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3	5,375,000	3,762,200
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,079,689
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,604,281
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,474,306

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Public Finance Authority - Million Air Three Obligated Group WI†	9.75%		9/1/2054	NR	$5,810,000	$6,086,185
Public Finance Authority - Million Air Three Obligated Group WI AMT†	6.25%		9/1/2046	NR	1,500,000	1,519,766
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,129,569
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	5,973,123
Total						450,388,861

Utilities 5.12%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	6,250,000	6,502,906
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,970,742
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,170,073
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	3,250,000	3,359,636
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,000,000	5,164,391
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	14,823,668
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,479,412
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	12,680,672
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,785,089
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,450,819
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,257,563
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,054,772
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,422,007
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,194,433
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	7,000,000	7,214,201
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,175,961
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,470,000	3,611,354
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2054	AA	5,000,000	5,187,636
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	15,862,762
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,541,815

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	$29,000,000	$28,180,463
South Carolina Public Service Authority		5.50%		12/1/2054	A-	2,250,000	2,357,824
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1	5,000,000	5,337,453
Total							206,785,652
Total Municipal Bonds (cost $4,236,806,558)							4,094,640,394

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.51%

Variable Rate Demand Notes 1.51%

General Obligation 0.19%
City of New York NY GO	3.900%	7/1/2025		4/1/2042	AA	5,500,000	5,500,000
City of New York NY GO	3.900%	7/1/2025		10/1/2046	AA	2,075,000	2,075,000
Total							7,575,000

Pollution Control 0.02%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	4.100%	7/1/2025		4/1/2040	BBB+	1,000,000	1,000,000

Transportation 0.98%
Bay Area Toll Authority CA	2.950%	7/1/2025		4/1/2055	AA+	39,500,000	39,500,000

Utilities 0.32%
Development Authority of Appling County - Georgia Power Co	4.050%	7/1/2025		9/1/2041	A	10,865,000	10,865,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.000%	7/1/2025		6/15/2050	AA+	2,000,000	2,000,000
Total							12,865,000
Total Short-Term Investments (cost $60,940,000)							60,940,000
Total Investments in Securities 102.93% (cost $4,299,694,100)							4,157,555,394
Other Assets and Liabilities – Net (2.93)%							(118,609,536)
Net Assets 100.00%							$4,038,945,858

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
CR	Custodian Receipt.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $1,439,007,763, which represents 35.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,975,000	$–	$1,975,000
Municipal Bonds(3)	–	4,094,640,394	–	4,094,640,394
Short-Term Investments
Variable Rate Demand Notes	–	60,940,000	–	60,940,000
Total	$–	$4,157,555,394	$–	$4,157,555,394

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.92%

CORPORATE BONDS 0.08%

Health Care Services 0.08%
Care New England Health System (cost $1,460,656)	5.50%		9/1/2026	BB-		$1,500,000	$1,481,250

MUNICIPAL BONDS 97.84%

Airlines 0.29%
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,159,162
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,515,559
Total							5,674,721

Corporate-Backed 22.27%
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.75%		8/1/2042	BB-		495,000	495,061
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		1,000,000	1,073,899
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,670,000	1,700,512
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		19,000,000	19,171,084
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		910,000	924,479
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		7,700,000	7,767,377
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		23,500,000	22,282,768
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	Baa1		10,250,000	10,230,528
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(b)	1,000,000	1,004,462
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB		2,850,000	2,865,679
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB		5,930,000	5,930,312
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.50%		7/15/2030	BB		3,435,000	3,444,480
City of Valparaiso - Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR		2,525,000	2,553,587

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Crosswinds East Community Development District - Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	$440,000	$445,076
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	8,375,000	8,477,193
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	5,730,000	5,787,328
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.00%		5/1/2036	NR	615,000	620,201
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	6,000,000	5,628,543
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,600,062
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	1,700,000	1,741,380
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,726,144
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	7,000,000	7,730,058
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,990,000	1,996,833
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B1	6,700,000	6,670,197
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	24,750,000	23,850,790
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	8,370,000	8,939,250
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	15,130,000	15,158,985
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	4,540,000	4,540,636
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	3,635,000	3,615,116
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	23,250,000	23,287,237
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,205,000	2,205,399

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Montgomery County Industrial Development Authority - Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	$7,500,000	$7,698,879
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	4,730,000	4,729,242
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%		1/1/2026	A-	500,000	500,657
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	1,000,000	1,001,516
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	7,210,000	7,212,520
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB	5,795,000	5,799,741
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	555,000	555,055
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	15,000,000	14,685,769
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,660,612
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,000,647
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,700,000	2,689,205
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	938,362
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,447,926
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,029,345
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	4,035,000	4,035,100
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	16,400,000	16,400,198
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	5,500,000	5,611,099
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	5,455,000	5,536,278
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2038	Baa1	1,790,000	1,631,377

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	$5,000,000	$4,536,066
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	525,000	526,023
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	8,045,000	7,742,028
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,561,557
Pennsylvania Economic Development Financing Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	B3	11,770,000	12,022,953
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,000,000	4,793,005
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,050,000	9,647,607
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	1,310,000	759,800
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	1,000,000	934,703
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,349,929
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB+	1,935,000	1,927,275
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BB+	11,515,000	11,533,453
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,333,348
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,383,714
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	1,600,000	1,601,299
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,884,000	2,883,942
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,001,235
Spring Valley Community Infrastructure District No. 1 Assessment Area One ID†	3.75%		9/1/2051	NR	5,360,000	4,813,148
State of Nevada Department of Business & Industry - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	6,000,000	5,685,000

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	$2,875,000	$2,875,065
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,037,686
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	12,400,000	12,271,868
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,062,630
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	770,000	778,021
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,480,000	1,504,432
West Virginia Economic Development Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	2,000,000	2,041,334
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,225,000	3,241,928
Total						439,477,233

Education 8.22%
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB	970,000	972,262
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	305,000	301,091
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,511,244
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,001,946
California Community Choice Financing Authority	4.621% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,038,268
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+	1,150,000	1,138,659
California Municipal Finance Authority - Westside Neighborhood School†	5.00%		6/15/2034	BB	915,000	950,933
California Municipal Finance Authority - Westside Neighborhood School†	5.50%		6/15/2039	BB	900,000	931,065
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	590,000	574,045

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.00%	6/15/2034	BB		$610,000	$625,135
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%	11/1/2032	BB-	(b)	1,855,000	1,676,245
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%	4/1/2033	A	(b)	1,260,000	1,381,239
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2033	A	(b)	5,000,000	5,156,056
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(b)	5,100,000	5,260,980
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+		1,510,000	1,510,019
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		7,625,000	7,621,110
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		5,885,000	5,881,998
Chicago Board of Education IL GO	5.125%	12/1/2032	BB+		4,605,000	4,605,947
Clarksville Public Educational Facilities Board - University of the Ozarks AR	5.50%	8/1/2039	NR		580,000	581,629
Cleveland-Cuyahoga County Port Authority OH†	5.25%	1/1/2034	NR		850,000	859,093
Cleveland-Cuyahoga County Port Authority OH†	5.375%	1/1/2039	NR		850,000	838,103
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	4.625%	8/15/2025	NR		685,000	686,241
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%	8/15/2033	Baa3		3,025,000	3,034,575
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%	8/15/2038	NR		1,405,000	1,409,447
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		3,000,000	3,010,286
Colorado Educational & Cultural Facilities Authority†	4.75%	4/1/2034	BB		4,290,000	4,344,183
County of Frederick - Mount St Mary’s University Inc MD†	5.00%	9/1/2032	BB+		3,150,000	3,157,053
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3		4,000,000	3,813,165
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.00%	6/15/2033	NR		1,830,000	1,970,261
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%	6/1/2033	NR		3,615,000	3,409,042
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.75%	6/1/2038	NR		1,450,000	1,292,257

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†(d)	5.00%		7/1/2035	BB+	$22,830,000	$22,806,168
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,125,000	2,125,477
Iowa Higher Education Loan Authority - University of Dubuque	5.00%		10/1/2033	BBB-	1,855,000	1,957,385
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	5.00%		6/15/2035	NR	5,000,000	5,033,236
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	5.25%		6/15/2035	NR	4,750,000	4,774,457
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,763,399
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	135,000	133,708
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	412,034
Massachusetts Development Finance Agency - Emerson College	5.00%		1/1/2036	BBB+	2,100,000	2,119,726
Massachusetts Development Finance Agency - Emmanuel College/MA	5.00%		10/1/2036	Baa3	3,660,000	3,660,576
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,259,491
New Jersey Educational Facilities Authority - Stockton University	5.00%		7/1/2033	A3	2,435,000	2,453,817
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.201% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,550,000	2,526,199
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,100,096
Public Finance Authority - Mater Academy of Nevada WI†	5.00%		12/15/2034	BB	825,000	830,461
Public Finance Authority - Mater Academy of Nevada WI†	5.00%		12/15/2039	BB	700,000	672,177
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2025	BB+	1,120,000	1,121,934
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2026	BB+	1,185,000	1,199,422
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,149,467

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BB+	$8,110,000	$8,267,409
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	2,965,364
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	3,250,000	3,182,754
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,217,134
Total						162,275,468

Energy 0.52%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,290,317

General Obligation 4.94%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	4,010,057
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,711,750
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,575,000	8,990,041
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,894,802
Chicago Board of Education IL	4.00%		12/1/2035	BB+	1,500,000	1,440,672
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,336,921
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	1,998,980
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,120,000	4,013,150
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	2,500,000	2,526,440
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,160,165
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,000,000	988,563
City of Chicago IL GO	5.00%		1/1/2031	BBB	1,000,000	1,032,356
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,025,000	5,327,068
City of Chicago IL GO	5.00%		1/1/2035	BBB	4,700,000	4,939,885
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,008
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,746,161
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,856,031
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	3,174,368	3,099,414
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	139	132
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	1,085,498	1,085,498
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	8,230,472	8,471,949

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	$12,933,161	$13,958,551
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	4,500,000	4,301,961
New York Liberty Development Corp.	1.20%	11/15/2028	A+	2,870,000	2,604,046
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,055,000	1,048,004
Total					97,547,605

Health Care 18.99%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	525,000	525,861
Arizona Industrial Development Authority - Navajo Health Foundation- Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,103,180
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	1,040,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,693,000	4,124,991
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	25,513,000	23,574,660
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	995,395	1,054,142
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,986,526	2,029,604
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	1,255,000	1,241,899
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	B+	1,100,000	1,140,153
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	B+	1,250,000	1,288,542
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	2,900,000	2,778,904
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.25%	7/1/2035	B-	2,000,000	1,961,932
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B	7,280,000	6,788,815
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR	3,500,000	3,583,433

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		$375,000	$397,720
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB		5,500,000	5,512,407
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB		1,000,000	1,009,686
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB		14,275,000	14,282,226
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2038	BB		1,485,000	1,491,730
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		5,000,000	4,958,285
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		4,825,000	4,698,817
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	6.00%	1/1/2035	NR		2,515,000	2,530,933
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		2,500,000	2,532,410
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,869,020
City of Blaine - Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR		53,623	29,493
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		4,600,000	4,611,099
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+		1,320,000	1,360,169
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		2,000,000	2,006,463
City of Seneca - Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR		1,500,000	1,500,505
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(b)	900,000	901,426
City of Wichita - Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,455,522

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2032	BB+	$1,000,000	$1,018,950
Connecticut State Health & Educational Facilities Authority - Hartford HealthCare Obligated Group	5.00%	7/1/2034	A	2,360,000	2,361,268
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	4,395,000	4,028,427
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB	7,300,000	7,303,277
County of Montgomery - Trinity Health Corp Obligated Group MD	5.00%	12/1/2044	AA-	8,030,000	7,936,850
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+	1,445,000	1,452,759
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	8,545,000	8,578,754
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	5,620,000	5,678,926
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,000,000	2,074,733
Crawford County Memorial Hospital Inc LA	5.00%	6/15/2027	NR	1,255,000	1,270,679
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	985,000	1,038,559
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	6,435,000	6,437,244
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR	295,000	276,372
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+	5,105,000	5,446,812
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2	730,000	766,779
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2	3,710,000	3,861,346
Henry County Hospital Authority - Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-	4,695,000	4,696,766
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR	1,365,000	1,390,967

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Idaho Health Facilities Authority - North Canyon Medical Center Inc	6.25%		11/1/2035	NR		$2,610,000	$2,720,753
Illinois Finance Authority - Lifespace Communities Inc Obligated Group	5.00%		5/15/2035	BBB	(b)	1,350,000	1,350,028
Illinois Finance Authority - Rush Obligated Group	5.00%		11/15/2038	A+		2,200,000	2,199,934
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR		25,000	24,993
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR		1,760,000	1,755,042
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR		2,825,000	2,740,162
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB		2,500,000	2,644,792
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB		6,000,000	6,018,704
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB		1,050,000	1,052,096
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-		1,400,000	1,400,000
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-		3,605,000	3,632,649
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2037	BBB-		1,500,000	1,429,270
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-		8,900,000	8,948,680
Massachusetts Health & Educational Facilities Authority - Trinity Health Corp Obligated Group	2.82% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-		1,130,000	1,090,753
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR		10,000,000	9,539,116
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.75%		7/1/2035	NR		2,600,000	2,384,232
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-		1,300,000	1,300,518
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR		4,615,000	4,698,262

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR		$1,250,000	$1,251,659
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	5.75%	7/1/2035	NR		12,500,000	12,301,385
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR		2,300,000	2,301,366
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-		1,870,000	1,817,058
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2028	B-		1,000,000	1,002,759
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2030	B-		2,905,000	2,902,078
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2041	B-		1,850,000	1,761,865
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	BB-		1,300,000	1,309,288
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-		2,800,000	2,814,558
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-		1,000,000	1,000,068
North Carolina Medical Care Commission - Penick Village Obligated Group	5.00%	9/1/2034	NR		900,000	928,050
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2027	BB		500,000	514,100
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2029	BB		1,200,000	1,243,725
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB		3,405,000	3,494,156
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB		4,700,000	4,733,935
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB		2,145,000	2,074,831
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2038	BBB	(b)	9,380,000	9,379,461

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palomar Health - Palomar Health Obligated Group CA	5.00%		11/1/2032	B		$1,950,000	$1,801,435
Palomar Health - Palomar Health Obligated Group CA	5.00%		11/1/2042	B		1,000,000	760,997
Palomar Health Obligated Group CA	5.00%		11/1/2031	B		5,360,000	5,023,610
Palomar Health Obligated Group CA	5.00%		11/1/2039	B		1,000,000	807,437
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,500,891
Public Finance Authority - Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	2,988,411
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†(d)	6.00%		1/1/2035	NR		1,040,000	1,050,973
Public Finance Authority - RBS Evolution LLC WI†	9.00%		11/1/2028	NR		3,300,000	3,497,232
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	BB-		5,250,000	5,262,268
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	BB-		16,000,000	15,703,640
Roanoke County Economic Development Authority - Friendship Foundation	5.50%	#(a)	9/1/2058	NR		8,585,000	8,430,842
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.25%		11/15/2039	BB		1,000,000	1,033,157
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,852,397
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		6,500,000	6,499,737
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(b)	2,335,000	2,334,865
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		2,305,000	2,317,857
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group VT	5.00%		12/1/2034	A		3,660,000	3,684,466
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,153,940

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2038	A		$3,200,000	$3,201,132
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		7,000,000	6,286,224
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.00%	7/1/2035	NR		3,070,000	3,066,834
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	A		3,265,000	3,460,990
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%	2/1/2038	Ba2		1,950,000	1,891,008
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.25%	8/15/2039	BBB-	(b)	1,415,000	1,454,246
Total						374,828,410

Housing 5.13%
California Housing Finance Agency	3.25%	8/20/2036	BBB		12,118,775	11,304,741
California Municipal Finance Authority - Ascent 613†	5.00%	1/1/2038	NR		1,000,000	982,405
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.70%	6/1/2034	NR		1,000,000	1,023,756
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.875%	6/1/2039	NR		7,500,000	7,305,810
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	4.75%	7/1/2040	BB		1,250,000	1,200,085
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	5.00%	7/1/2045	BB		1,300,000	1,226,481
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/15/2054	AAA		4,535,000	4,895,590
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1		3,515,000	3,834,287
Indiana Finance Authority - SFP-PUFW I LLC	4.00%	7/1/2034	BBB-		3,070,000	3,027,976
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	6.75%	5/15/2033	BBB	(b)	4,700,000	5,277,118
Massachusetts Development Finance Agency - CHF Merrimack Inc MA†	4.25%	7/1/2034	BB		450,000	445,880
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2054	AA+		4,130,000	4,482,447

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+		$1,875,000	$2,076,070
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	315,216
New Hampshire Business Finance Authority	4.087%	#(a)	1/20/2041	AA-		6,155,813	5,851,250
New Hampshire Business Finance Authority	4.087%	#(a)	1/20/2041	BBB		5,089,098	4,584,055
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		6,049,168	5,863,452
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-		12,500,000	12,559,344
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		2,500,000	2,526,285
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		7,650,000	7,398,048
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,755,000	1,896,298
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,560,601
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		110,000	110,093
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		90,000	89,928
Public Finance Authority - CHF - Manoa LLC WI†	5.25%		7/1/2038	BBB-		3,175,000	3,168,247
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,666,298
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,870,241	5,525,153
Total							101,196,914

Lease Obligations 0.33%
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2036	Aa3		1,695,000	1,738,835
New Jersey Economic Development Authority	3.17% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,289,560
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2		2,500,000	2,447,082
Total							6,475,477

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.32%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	$6,951,748	$6,368,792

Other Revenue 1.85%
Arlington Higher Education Finance Corp. - Newman International Academy TX	4.00%		8/15/2031	NR	360,000	319,245
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,099,350
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	2,095,000	2,137,628
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	4,305,000	4,316,036
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	3,040,000	3,047,793
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	3.50%		7/1/2025	NR	265,000	185,500
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	1,670,000	1,674,392
Maryland Economic Development Corp.(c)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	6,640,000	6,743,035
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	4,500,000	4,476,175
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,507,572
Total						36,511,726

Pollution Control 1.15%
California Pollution Control Financing Authority AMT	3.375%		7/1/2025	A-	1,000,000	1,000,000
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,582,178
Finance Authority of Maine - Casella Waste Systems Inc ME AMT†	4.375%	#(a)	8/1/2035	B+	2,750,000	2,748,703
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	6,520,000	6,499,535
Illinois Finance Authority - LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	4,500,000	4,814,187
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,173

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	$1,500,000	$1,517,315
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	478,384
Total						22,705,475

Special Tax 2.41%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	770,000	785,331
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2032	NR	1,660,000	1,689,621
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	4,070,000	4,028,284
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	1,750,000	1,699,915
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,590,000	3,681,389
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	640,000	641,112
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	2,007,933
Celebration Pointe Community Development District No. 1 FL(c)	2.375%		5/1/2026	NR	430,000	344,000
City of Baltimore MD	4.50%		6/1/2033	NR	375,000	376,976
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	4.75%		12/31/2030	NR	650,000	652,836
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.00%		12/31/2035	NR	1,000,000	1,008,203
Fairfield Community Facilities District - City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2044	NR	4,335,000	4,347,385
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,510,000	2,404,965
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	565,000	512,596
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	780,000	795,289
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,798,456
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,204,798

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Military Installation Development Authority UT	4.00%		6/1/2036	NR	$8,250,000	$7,668,586
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	560,568	580,042
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.191% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,343,471
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	400,000	402,347
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	150,000	150,085
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,290,000	1,275,121
Village Metropolitan District CO GO	5.00%		12/1/2040	NR	1,100,000	1,084,674
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,909,234
West Villages Improvement District Unit of Development No 7 FL	4.25%		5/1/2029	NR	1,580,000	1,590,205
Westview South Community Development District FL	4.75%		5/1/2028	NR	140,000	141,227
Westview South Community Development District FL	4.875%		5/1/2028	NR	295,000	297,814
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%		12/1/2044	NR	2,100,000	2,072,242
Total						47,494,137

Tax Revenue 3.73%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,040,000	1,082,101
City of Sparks NV†	2.75%		6/15/2028	Baa2	1,790,000	1,748,326
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2027	NR	2,000,000	2,029,285
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2028	NR	1,250,000	1,273,860
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2032	NR	4,035,000	4,128,531
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	6,620,000	6,504,157

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR		$2,370,000	$2,372,875
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR		665,000	664,460
Military Installation Development Authority - Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR		6,540,000	5,769,054
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR		14,500,000	14,390,782
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		11,424,000	10,730,972
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		1,502,000	1,410,882
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		21,450,000	21,449,149
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		1,000	870
Total						73,555,304

Tobacco 0.95%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		1,670,000	1,504,282
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		8,081,680	7,960,476
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		4,000,000	2,169,482
Tobacco Settlement Financing Corp. - Tobacco Settlement Financing Corp/VA VA	5.20%	6/1/2046	B-		7,905,000	7,104,563
Total						18,738,803

Transportation 12.29%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2027	BB+	(b)	695,000	713,560

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2028	BB+	(b)	$2,210,000	$2,288,850
Chicago Midway International Airport IL AMT	4.00%		1/1/2032	A		3,010,000	3,012,091
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB		16,540,000	16,539,972
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+		4,205,000	4,293,992
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2033	Ba3		10,000,000	10,330,670
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3		9,750,000	10,193,879
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2037	Ba3		2,100,000	2,182,878
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+		2,705,000	2,709,931
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3		1,300,000	1,366,374
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,045,000	2,048,671
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR		4,500,000	4,285,184
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		5,500,000	5,472,500
Florida Development Finance Corp. - Brightline Florida Holdings LLC AMT†	8.25%	#(a)	7/1/2057	NR		500,000	513,913
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+		10,720,000	10,388,920
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†(d)	4.80%	#(a)	12/1/2043	BBB+		15,000,000	15,197,692
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†(d)	4.80%	#(a)	12/1/2043	BBB+		7,750,000	7,852,141
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†(d)	4.80%	#(a)	12/1/2043	BBB+		7,000,000	7,092,257
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,995,000	10,096,458
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A2		1,975,000	1,982,306
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A2		3,980,000	3,985,096
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,260,000	1,321,457

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR		$4,250,000	$4,332,882
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		2,065,000	2,177,754
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa2		14,780,000	14,531,916
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		5,845,000	5,486,787
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		2,500,000	2,541,006
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		14,235,000	14,351,824
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,625,000	1,670,987
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		3,000,000	3,265,103
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%	10/31/2031	BBB-	(b)	1,365,000	1,179,480
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2036	Baa1		2,700,000	2,792,655
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		2,720,000	2,842,274
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2040	Baa3		1,500,000	1,542,922
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,000,000	1,020,267
New York Transportation Development Corp. - JFK NTO LLC NY AMT	5.50%	6/30/2039	Baa3		1,035,000	1,085,341
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		2,815,000	2,784,115
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		6,500,000	6,506,696
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%	7/1/2036	AA		1,555,000	1,525,206
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%	7/1/2041	Baa2		1,200,000	1,200,042

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	$400,000	$399,407
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2038	BBB	3,820,000	3,809,449
Pennsylvania Turnpike Commission Registration Fee Revenue	2.77% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	5,000,000	4,991,494
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	2,000,000	1,795,627
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2031	BBB	1,875,000	1,980,336
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,952,375
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	750,000	778,159
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	2,000,000	2,074,397
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2037	AA-	8,000,000	8,194,777
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,835,000	1,931,094
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,170,000	1,221,881
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,580,000	1,640,714
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,710,000	7,021,002
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	6,000,000	5,910,100
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	4,525,000	4,253,425
Total						242,660,286

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 14.45%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	$8,930,000	$9,291,352
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,479,497
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	3,600,000	3,718,362
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	17,931,949
California Community Choice Financing Authority	5.25%		11/1/2054	A2	3,300,000	3,498,713
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,257,472
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,110,000	2,161,255
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,012,836
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	3,345,000	3,352,481
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,750,585
City of Seattle Municipal Light & Power Revenue WA	2.17% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,967,025
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,766,172
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	3,175,000	3,183,134
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	5,000,000	4,952,178
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	3,000,000	3,211,004
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,185,182
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	5,000,000	4,533,745
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,980,501
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,724,940
Main Street Natural Gas, Inc. - Main Street Natural Gas Inc GA	5.00%	#(a)	5/1/2055	A3	6,320,000	6,655,523
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,050,000	22,986,232
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,196,025
Main Street Natural Gas, Inc. GA	4.641% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,026,790

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	$11,155,000	$11,247,851
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	5,640,000	5,678,689
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	6,285,000	6,535,293
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	1,150,000	1,192,626
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,441,240
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,541,815
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	35,100,000	36,295,769
Southeast Energy Authority A Cooperative District AL	5.00%		1/1/2056	A1	13,785,000	14,076,179
Southeast Energy Authority A Cooperative District AL(e)	5.00%		1/1/2056	A1	15,000,000	15,316,844
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1	25,000,000	26,895,575
Southeast Energy Authority A Cooperative District AL	5.341% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,452,546
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,605,032
Texas Municipal Gas Acquisition & Supply Corp. III - Texas Municipal Gas Acquisition & Supply Corp III TX	5.00%		12/15/2032	A1	4,080,000	4,347,360
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	8,000,000	8,780,705
Total						285,230,477
Total Municipal Bonds (cost $1,927,908,454)						1,931,031,145

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.83%

Variable Rate Demand Notes 3.83%

Corporate-Backed 0.28%
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	3.950%	7/1/2025	3/1/2030	Baa3	$5,645,000	$5,645,000

General Obligation 1.39%
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	4,050,000	4,050,000
City of New York NY GO	3.900%	7/1/2025	4/1/2042	AA	2,500,000	2,500,000
City of New York NY GO	3.900%	7/1/2025	10/1/2046	AA	20,820,000	20,820,000
Total						27,370,000

Transportation 0.71%
Bay Area Toll Authority CA	2.950%	7/1/2025	4/1/2055	AA+	14,050,000	14,050,000

Utilities 1.45%
Development Authority of Appling County - Georgia Power Co	4.050%	7/1/2025	9/1/2041	A	5,500,000	5,500,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.900%	7/1/2025	6/15/2033	AA+	4,000,000	4,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.000%	7/1/2025	6/15/2050	AA+	19,050,000	19,050,000
Total						28,550,000
Total Short-Term Investments (cost $75,615,000)						75,615,000
Total Investments in Securities 101.75% (cost $2,004,984,110)						2,008,127,395
Other Assets and Liabilities – Net(g) (1.75)%						(34,524,249)
Net Assets 100.00%						$1,973,603,146

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2025

MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $589,775,092, which represents 29.88% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	233	Short	$(26,088,261)	$(26,904,219)	$(815,958)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$1,481,250	$–	$1,481,250
Municipal Bonds(3)	–	1,931,031,145	–	1,931,031,145
Short-Term Investments
Variable Rate Demand Notes	–	75,615,000	–	75,615,000
Total	$–	$2,008,127,395	$–	$2,008,127,395
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(815,958)	–	–	(815,958)
Total	$(815,958)	$–	$–	$(815,958)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.09%

MUNICIPAL BONDS 100.09%

Corporate-Backed 2.55%
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	$3,750,000	$3,555,761
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB	4,020,000	3,937,743
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	3,000,000	3,000,313
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,188,413
California Pollution Control Financing Authority - Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	185,047
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,742,591
Total						16,609,868

Education 15.15%
Alameda Unified School District- Alameda County CA GO	5.00%		8/1/2049	AA	1,700,000	1,755,373
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,113,747
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,221,519
California Educational Facilities Authority - Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,078,436
California Educational Facilities Authority - Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,465,582
California Educational Facilities Authority - Chapman University	5.00%		4/1/2044	A2	1,000,000	1,039,412
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2	1,050,000	1,082,300
California Educational Facilities Authority - University of Southern California	5.00%		10/1/2055	AA	5,000,000	5,149,202
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2053	A2	2,900,000	2,962,007
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2055	A2	3,750,000	3,819,729
California Enterprise Development Authority - Campbell Hall Episcopal	5.00%		8/1/2040	A	3,000,000	3,181,049

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Enterprise Development Authority - Castilleja School Foundation	5.00%	6/1/2049	A	$2,750,000	$2,783,002
California Health Facilities Financing Authority - Art Center College of Design	5.00%	12/1/2048	Baa1	1,000,000	971,573
California Infrastructure & Economic Development Bank(b)	5.25%	5/15/2059	AA	4,000,000	4,168,723
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A	2,750,000	2,725,346
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A	1,500,000	1,464,006
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A	1,520,000	1,471,424
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2032	Baa2	400,000	410,464
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,008,988
California Municipal Finance Authority - California Baptist University†	5.375%	11/1/2045	NR	775,000	773,868
California Municipal Finance Authority - Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,246,734
California Municipal Finance Authority - Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,685,211
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	446,227
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	NR	115,000	116,909
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	A2	3,885,000	2,713,664
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	NR	10,000	10,745
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	A2	1,165,000	1,087,813
California Municipal Finance Authority - Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,882,886
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB-	3,790,000	3,536,415
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	598,758

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%		7/1/2045	BBB	$2,190,000	$2,112,622
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%		7/1/2047	BBB	4,415,000	4,229,004
California State University	5.50%		11/1/2055	Aa2	8,000,000	8,641,587
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,060,922
Montebello Unified School District CA GO (AG)	5.50%		8/1/2047	AA	2,000,000	2,086,252
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,104,651
Rincon Valley Union School District CA GO	5.00%		8/1/2054	AA	2,875,000	2,987,811
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,609,984
University of California	5.00%		5/15/2053	AA	2,500,000	2,569,271
University of California	5.00%		5/15/2054	AA	2,500,000	2,561,212
University of California	5.25%		5/15/2055	AA	1,500,000	1,570,499
Total						98,504,927

General Obligation 13.07%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,011,383
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	7,595,000	7,962,608
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,163,201
California State Public Works Board	4.00%		5/1/2046	Aa3	2,050,000	1,874,724
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,031,822
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,711,131
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	178,154
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	1,980,782
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,625,000	1,800,389
Imperial Community College District CA GO (AG)	5.00%		8/1/2054	AA	2,500,000	2,573,625
Imperial Community College District CA GO (AG)	5.25%		8/1/2053	AA	1,620,000	1,693,002
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,481,819
Las Virgenes Unified School District CA GO	5.25%		8/1/2051	AA	3,000,000	3,193,622

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Los Angeles Unified School District - Los Angeles Unified School District/CA GO	5.25%	7/1/2049	Aa2	$1,625,000	$1,712,719
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2041	Aaa	1,325,000	639,617
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	1,000,000	384,010
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,756,980
Novato Unified School District CA GO	3.00%	8/1/2044	Aa1	4,765,000	3,713,706
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,689,527
Peralta Community College District CA GO	5.00%	8/1/2054	AA-	1,750,000	1,808,879
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,095,457
Redlands Unified School District CA GO	5.00%	7/1/2054	Aa2	2,500,000	2,560,215
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	821,804
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,127,435
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,229,498
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,289,385
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,169,509
Santa Monica-Malibu Unified School District CA GO	4.25%	8/1/2052	AA+	2,000,000	1,882,267
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	553,568
State of California GO	5.00%	3/1/2044	Aa2	1,000,000	1,059,712
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,033,596
State of California GO	5.00%	3/1/2055	Aa2	4,000,000	4,142,383
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,150,869
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,317,394
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	3,868,862
Sunnyvale School District CA GO	5.00%	9/1/2056	AAA	3,500,000	3,635,466
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,719,945
Total					85,019,065

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 15.74%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	$545,000	$545,894
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,004,824
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	2,280,000	1,820,232
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,825,000	1,296,621
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,409,177
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	4,705,000	3,266,170
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	10/1/2030	A	1,470,000	1,472,145
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2042	Baa3	1,250,000	1,222,861
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa3	3,950,000	3,802,729
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	2.125%	11/1/2041	AA	2,500,000	1,637,463
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA	3,000,000	2,675,927
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	5.00%	11/1/2054	AA	4,000,000	4,097,454
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,380,000	3,391,299
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%	12/1/2044	A-	1,485,000	1,519,866

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%		12/1/2054	A-		$4,405,000	$4,411,226
California Health Facilities Financing Authority - El Camino Healthcare Obligated Group	5.25%		2/1/2048	AA		3,000,000	3,146,971
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group(c)	5.25%	#(a)	10/1/2050	A		3,000,000	3,312,484
California Health Facilities Financing Authority - Scripps Health Obligated Group	5.00%		11/15/2044	AA-		9,000,000	9,345,072
California Health Facilities Financing Authority - Stanford Health Care Obligated Group	5.25%		8/15/2054	Aa2		3,500,000	3,662,312
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,292,061
California Infrastructure & Economic Development Bank - Roseville Sustainable Energy Partner LLC	5.25%		7/1/2049	BBB+		2,450,000	2,456,213
California Municipal Finance Authority	4.00%		8/15/2037	A-		1,000,000	972,609
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	A3		2,000,000	2,005,240
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,587,168
California Municipal Finance Authority - Palomar Health Obligated Group COPS (AG)	5.25%		11/1/2052	AA		1,000,000	1,017,975
California Municipal Finance Authority - PRS-California Obligated Group	5.00%		4/1/2044	BBB+	(d)	1,415,000	1,419,177
California Municipal Finance Authority (AG)	4.00%		2/1/2051	AA		1,000,000	864,269
California Public Finance Authority - Hazelden Betty Ford Foundation	5.00%		11/1/2054	Baa1		2,000,000	1,986,809
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	511,919
California Public Finance Authority - QSH/MB LLC†	6.75%		7/1/2065	NR		990,000	1,035,373
California Statewide Communities Development Authority - HumanGood California Obligated Group	5.00%		10/1/2045	A	(d)	1,000,000	985,104
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%		12/1/2054	A+		3,850,000	3,941,875

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	$1,395,000	$1,356,255
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	2,335,000	2,360,974
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	2,350,000	2,280,721
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	2,150,000	2,151,088
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	2,225,000	2,190,090
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	2,645,000	2,585,485
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,138,409
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	3,555,000	3,057,015
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	4,750,000	3,835,328
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	4,000,000	3,120,071
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,160,121
Total					102,352,076

Housing 6.26%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	890,949
California Enterprise Development Authority - Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	3,500,000	3,505,134
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,651,552
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,024,547

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2055	Baa3	$1,075,000	$1,074,896
California Housing Finance Agency	3.25%	8/20/2036	BBB	8,016,311	7,477,845
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,251,620	2,103,055
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	488,239
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2049	A-	2,230,000	2,237,329
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	2,000,000	1,984,971
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,822,843
California Municipal Finance Authority - CHF-Riverside I LLC	5.00%	5/15/2043	Baa3	3,000,000	2,988,869
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,803,032
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	936,143
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,120,953
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2050	Baa1	1,400,000	1,399,952
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,293,091
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%	8/1/2056	NR	980,000	839,918
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%	12/1/2046	NR	2,320,000	1,785,839
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,004,676
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	297,668
Total					40,731,501

Lease Obligations 1.51%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,100,000	1,918,520
California State Public Works Board	5.00%	4/1/2050	Aa3	2,000,000	2,062,363
Pasadena Public Financing Authority - City of Pasadena CA	Zero Coupon	6/1/2047	AA+	1,000,000	335,593

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
Pasadena Public Financing Authority - City of Pasadena CA	Zero Coupon		6/1/2048	AA+	$1,125,000	$358,955
San Diego Public Facilities Financing Authority - City of San Diego CA	5.00%		10/15/2054	AA-	5,000,000	5,119,387
Total						9,794,818

Other Revenue 0.73%
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	2,625,000	2,327,812
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,009,275
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	2,253,618	1,425,413
Total						4,762,500

Pollution Control 0.24%
California Municipal Finance Authority - Republic Services Inc AMT	3.875%	#(a)	3/1/2054	A-	1,600,000	1,526,058

Power 0.50%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,270,700

Pre-Refunded 0.10%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	664,029

Special Tax 3.14%
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	3,000,000	3,015,323
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	999,374
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2054	NR	1,400,000	1,378,946
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,111,425
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,001,165
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,499,117
County of Orange CA Community Facilities District No 2023-1	5.50%		8/15/2053	NR	1,375,000	1,410,549
Fairfield Community Facilities District - City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2054	NR	2,000,000	1,963,965

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	$1,325,000	$1,335,555
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,765,000	1,766,688
River Islands Public Financing Authority CA Special Tax (AG)	5.25%	9/1/2052	AA	1,000,000	1,016,399
Tejon Ranch Public Facilities Finance Authority - Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	1,925,869
Total					20,424,375

Tax Revenue 3.22%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2037	AA	1,700,000	1,839,225
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,941,169
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	2,000,000	1,965,002
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,283,000	299,978
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	472,486
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,023,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,090
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,798,854	4,418,460
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,596,845
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	957,184
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,425,962
Total					20,945,576

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 3.00%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	$1,100,000	$1,091,694
San Diego Public Facilities Financing Authority - City of San Diego CA Sewer Utility Revenue CA	5.00%	5/15/2054	AA	5,000,000	5,140,728
San Francisco City & County Public Utilities Commission Wastewater Revenue(b)	5.00%	10/1/2054	AA	10,000,000	10,185,291
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,055,587
Total					19,473,300

Tobacco 1.83%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,129,077
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	590,754
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	10,000,000	1,060,421
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	1,000,000	449,999
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	181,768
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,773,256
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	2,250,000	196,752
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	1,000,000	190,745
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+	5,475,000	5,343,438
Total					11,916,210

Transportation 19.02%
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2051	AA	1,000,000	558,177
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon	10/1/2053	AA	5,000,000	1,196,670

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2052	AA		$6,500,000	$6,563,772
Bay Area Toll Authority CA	5.00%	4/1/2045	AA		1,200,000	1,272,296
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	2,793,785
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,365,000	1,389,094
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		5,350,000	5,423,089
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(d)	4,650,000	3,873,081
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(d)	1,700,000	1,720,321
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(d)	1,205,000	1,216,123
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	3,565,000	3,484,566
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,183,866
City of Long Beach Airport System Revenue CA (AG) AMT	5.25%	6/1/2047	AA		1,330,000	1,343,961
City of Los Angeles Department of Airports CA	5.25%	5/15/2051	Aa3		3,000,000	3,153,603
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,000,000	1,749,754
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR		105,000	114,787
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-		1,895,000	2,031,971
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2045	Aa3		2,000,000	2,063,895
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,043,677
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA		1,100,000	1,190,434
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2055	Aa3		5,250,000	5,489,649
County of Sacramento Airport System Revenue - County of Sacramento CA Airport System Revenue CA	5.25%	7/1/2054	A+		3,500,000	3,640,175
County of Sacramento Airport System Revenue CA	5.00%	7/1/2049	A+		2,000,000	2,050,411

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
County of Sacramento Airport System Revenue CA	5.00%	7/1/2054	A+	$2,000,000	$2,037,865
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,145,025
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	3,600,000	2,848,917
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	2,825,000	2,434,588
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,306,941
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.95%	1/15/2053	AA	2,500,000	2,195,821
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,873,891
Port Commission of the City &County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,284
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	Aa3	3,615,000	3,590,119
San Diego County Regional Airport Authority CA AMT(c)	5.25%	7/1/2045	Aa3	4,700,000	4,862,914
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2042	A1	3,180,000	3,360,560
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,010,843
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2039	A1	2,695,000	2,789,082
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	7,100,000	6,992,735
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	A1	3,600,000	3,636,735
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2055	AA-	3,000,000	3,115,140
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%	5/1/2048	A1	2,000,000	2,105,188

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	$3,932,000	$3,553,129
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,589,918
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	2,850,000	2,850,502
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	2,505,000	2,505,348
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	937,468
Total						123,707,170

Utilities 14.03%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	3,977,794
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,632,575
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	6,850,000	7,081,080
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	5,775,000	6,105,575
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	3,000,000	3,188,851
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,163,792
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,975,000	6,171,447
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	4,500,000	4,781,853
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,840,777
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	5,570,000	5,941,659
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	3,888,094
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	3,790,000	3,795,626
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,002,969
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,042,151
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,500,000	1,517,052

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Indio Electric Financing Authority - Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1		$3,685,000	$3,845,027
Long Beach Bond Finance Authority CA	4.504% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1		1,025,000	1,031,671
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2035	Aa2		4,000,000	4,395,126
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA		3,500,000	3,545,926
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3		2,000,000	2,103,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	609,351
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR		1,000,000	820,190
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2		1,000,000	1,031,085
Southern California Public Power Authority	4.51% (3 mo. USD Term SOFR * 0.67 + 1.47%	)#	11/1/2038	A2		815,000	784,395
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,625,000	3,834,826
Southern California Public Power Authority - City of Anaheim Electric System Revenue	5.00%	#(a)	4/1/2055	A2		5,500,000	5,786,734
Southern California Public Power Authority - Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa2		2,000,000	2,023,682
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(d)	1,090,000	1,129,330
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(d)	300,000	308,185
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(d)	200,000	204,523
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(d)	650,000	653,753
Total							91,238,499
Total Municipal Bonds (cost $672,785,753)							650,940,672

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.89%

Variable Rate Demand Notes 0.89%

Education 0.31%
University of California	2.350%	7/1/2025	5/15/2048	AA	$2,000,000	$2,000,000

Transportation 0.58%
Bay Area Toll Authority CA	2.950%	7/1/2025	4/1/2055	AA+	3,775,000	3,775,000
Total Short-Term Investments (cost $5,775,000)						5,775,000
Total Investments in Securities 100.98% (cost $678,560,753)						656,715,672
Other Assets and Liabilities – Net(f) (0.98)%						(6,389,350)
Net Assets 100.00%						$650,326,322

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $48,449,806, which represents 7.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis.
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	58	Short	$(6,466,257)	$(6,697,187)	$(230,930)

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$650,940,672	$–	$650,940,672
Short-Term Investments
Variable Rate Demand Notes	–	5,775,000	–	5,775,000
Total	$–	$656,715,672	$–	$656,715,672
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(230,930)	–	–	(230,930)
Total	$(230,930)	$–	$–	$(230,930)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.08%

MUNICIPAL BONDS 99.08%

Corporate-Backed 2.05%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.00%	1/1/2031	AA	$225,000	$225,821
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,113
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%	1/1/2026	A-	250,000	250,328
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2037	Baa2	295,000	297,078
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB	1,435,000	1,435,501
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB	650,000	650,356
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	239,797
Total					3,198,994

Education 15.65%
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	518,116
Gloucester County Improvement Authority - Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,010,545
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	448,035
Middlesex County Improvement Authority - Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	2,055,000	2,104,965
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	886,739
Montclair State University, Inc. NJ (AG)(a)	5.00%	7/1/2036	AA	250,000	277,183
Montclair State University, Inc. NJ (AG)(a)	5.00%	7/1/2041	AA	200,000	210,441
New Jersey Economic Development Authority - Provident Group-Montclair Properties LLC (AG)	5.00%	6/1/2042	AA	500,000	500,409
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	1,145,000	1,240,056
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	768,162
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%	7/1/2041	AA	845,000	891,958

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%		7/1/2044	AA	$500,000	$515,345
New Jersey Educational Facilities Authority - New Jersey City University Inc (AG)	4.00%		7/1/2036	AA	745,000	706,161
New Jersey Educational Facilities Authority - Ramapo College of New Jersey (AG)	4.00%		7/1/2041	AA	545,000	511,274
New Jersey Educational Facilities Authority - Seton Hall University	4.00%		7/1/2046	BBB+	545,000	458,231
New Jersey Educational Facilities Authority - Seton Hall University	5.00%		7/1/2034	BBB+	335,000	337,421
New Jersey Educational Facilities Authority - Seton Hall University (AG)	3.25%		7/1/2049	AA	480,000	370,757
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	3.00%		7/1/2050	BBB+	1,170,000	816,167
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	4.00%		7/1/2050	BBB+	200,000	169,898
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%		7/1/2030	BBB+	530,000	547,502
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%		7/1/2047	BBB+	1,750,000	1,750,085
New Jersey Educational Facilities Authority - Stockton University - Stockton University	5.00%		7/1/2041	A3	800,000	794,745
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.25%		3/1/2054	AAA	4,885,000	5,111,357
New Jersey Educational Facilities Authority - Trustees of Princeton University/The	5.00%		3/1/2038	AAA	355,000	388,025
New Jersey Educational Facilities Authority - Trustees of Princeton University/The	5.00%	#(b)	7/1/2064	AAA	1,000,000	1,119,603
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2039	AA	250,000	205,340

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2040	AA	$250,000	$201,235
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	420,000	385,423
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	185,000	174,386
New Jersey Institute of Technology (BAM)	5.00%		7/1/2037	AA	500,000	554,656
New Jersey Institute of Technology (BAM)	5.25%		7/1/2055	AA	500,000	519,712
Total						24,493,932

Financial Services 0.13%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	207,073

General Obligation 7.57%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	755,687
City of Newark Mass Transit Access Tax Revenue NJ (AG)	5.375%		11/15/2052	AA	1,670,000	1,769,506
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	36,481
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	168,588	103,892
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	39,967
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	35,459
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,117
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,500
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	46,898
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	46,588
County of Hudson NJ GO	2.00%		11/15/2035	AA	1,000,000	777,913
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	941,508
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A2	860,000	880,708
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,019,320
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	515,274
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	467,194
Plainfield Board of Education NJ GO (AG)	4.00%		10/15/2043	AA	480,000	446,921
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	855,340
State of New Jersey GO	2.50%		6/1/2038	A1	1,375,000	1,082,590

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of New Jersey GO	5.00%	6/1/2040	A1	$750,000	$781,196
Union County Improvement Authority	4.125%	4/15/2054	Aaa	250,000	222,573
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	945,000	945,021
Total					11,846,653

Health Care 11.27%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	220,000	220,131
New Jersey Health Care Facilities Financing Authority - AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	422,835
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,429,757
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2035	A2	485,000	495,327
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,216,768
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,766,016
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,225,000	876,593
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,309,082
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,913,385
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,545,639
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,325,000	1,094,322
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,165

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	$1,000,000	$1,003,544
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	2,635,000	2,606,380
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2046	AA	1,275,000	1,258,308
New Jersey Health Care Facilities Financing Authority - Valley Health System Obligated Group	5.00%	7/1/2030	A	355,000	381,704
Total					17,640,956

Housing 0.47%
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1	250,000	225,933
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	70,114
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	431,250
Total					727,297

Lease Obligations 7.70%
Gloucester County Improvement Authority - Rowan University NJ (AG)	5.00%	11/1/2029	AA	335,000	343,838
Gloucester County Improvement Authority - Rowan University NJ (AG)	5.00%	11/1/2030	AA	365,000	374,388
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,710,000	1,710,502
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,100
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2035	A2	1,100,000	1,134,147
New Jersey Economic Development Authority - State of New Jersey	5.00%	6/15/2042	A2	900,000	900,157
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	540,000	535,129
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	494,258

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	$500,000	$489,416
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	528,234
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,584,249
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	619,180
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	660,000	623,721
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	460,861
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	580,000	589,199
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	455,000	461,872
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	9/1/2036	A2	545,000	551,232
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.50%	9/1/2033	A2	435,000	444,637
Total					12,055,120

Other Revenue 1.25%
Casino Reinvestment Development Authority, Inc. GA (AG)	4.00%	11/1/2044	AA	1,250,000	1,103,199
Casino Reinvestment Development Authority, Inc. GA (AG)	5.00%	11/1/2041	AA	285,000	297,067
Casino Reinvestment Development Authority, Inc. GA (AG)	5.00%	11/1/2044	AA	200,000	205,241
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	365,000	349,178
Total					1,954,685

Special Tax 0.44%
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	378,384	391,528
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	303,238
Total					694,766

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 4.52%
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%		11/1/2035	AA	$325,000	$359,010
Garden State Preservation Trust NJ (AG)	5.75%		11/1/2028	AA	990,000	1,040,753
New Jersey Infrastructure Bank	5.00%		9/1/2049	AAA	800,000	834,981
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	550,000	386,836
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	15,379
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	183,674
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	699,000	498,026
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	625,440
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	596,000	559,844
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	495,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	15,660
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	18,231
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	364,622
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,429,000	1,315,727
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	135,994
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	221,577
Total						7,070,784

Taxable Revenue - Water & Sewer 0.68%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AG), (MUN GOVT GTD)	5.25%		10/15/2054	AA	500,000	518,976
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	550,000	550,030
Total						1,069,006

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.76%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+	$1,000,000	$994,823
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BB+	2,395,000	2,310,580
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,006,932
Total					4,312,335

Transportation 40.00%
Delaware River & Bay Authority	4.00%	1/1/2044	A+	515,000	468,550
Delaware River & Bay Authority	5.00%	1/1/2049	A+	1,250,000	1,286,385
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	713,810
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	500,000	509,751
New Jersey Economic Development Authority - New Jersey Transit Corp	4.00%	11/1/2044	A2	275,000	241,835
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.125%	1/1/2039	AA	925,000	926,672
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,440,000	1,386,842
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	941,078
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,070,000	1,088,870
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	3,185,000	3,279,430
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A2	750,000	527,503
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2042	A2	435,000	399,137
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.125%	6/15/2050	A2	1,100,000	978,185
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A2	1,000,000	1,077,412
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A2	1,500,000	1,546,567
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A2	200,000	212,397
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2046	A-	385,000	396,944

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A2	$3,005,000	$3,090,944
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2055	A2	3,905,000	3,995,425
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	560,820
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	891,404
New Jersey Turnpike Authority	5.00%	1/1/2035	AA-	660,000	745,196
New Jersey Turnpike Authority	5.00%	1/1/2036	AA-	1,050,000	1,177,562
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	282,068
New Jersey Turnpike Authority	5.00%	1/1/2043	AA-	1,355,000	1,415,848
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	868,663
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	750,000	778,697
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,283,795
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	1,010,000	1,017,427
New Jersey Turnpike Authority	5.25%	1/1/2050	AA-	750,000	783,914
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,250,000	1,291,765
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,899,419
New Jersey Turnpike Authority	5.25%	1/1/2055	AA-	500,000	520,116
New Jersey Turnpike Authority (AG)	5.25%	1/1/2028	AA	810,000	861,298
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	795,635
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	558,727
Port Authority of New York & New Jersey	5.00%	1/15/2038	AA-	500,000	553,356
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	519,580
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	366,281
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	508,720
Port Authority of New York & New Jersey	5.00%	9/1/2054	AA-	3,375,000	3,452,226
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,370,789
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	555,000	601,306
Port Authority of New York & New Jersey AMT	5.00%	9/15/2032	AA-	900,000	927,942
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	1,325,000	1,361,857
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	500,000	541,797
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	290,000	297,070
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-	500,000	501,027
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	545,000	575,066

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		9/1/2036	AA-	$750,000	$771,994
Port Authority of New York & New Jersey AMT	5.00%		9/1/2036	AA-	660,000	699,785
Port Authority of New York & New Jersey AMT	5.00%		8/1/2037	AA-	825,000	856,049
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	600,000	604,700
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	AA-	500,000	504,471
South Jersey Port Corp. - South Jersey Port Corp AMT	5.00%		1/1/2035	A3	860,000	873,513
South Jersey Port Corp. - South Jersey Port Corp NJ AMT	5.00%		1/1/2036	A3	820,000	831,001
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	1,885,000	1,860,570
South Jersey Transportation Authority (BAM)	5.00%		11/1/2039	AA	100,000	104,964
South Jersey Transportation Authority (BAM)	5.25%		11/1/2052	AA	415,000	429,444
South Jersey Transportation Authority NJ	4.625%		11/1/2047	BBB+	450,000	430,652
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,765,000	1,805,532
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	943,452
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	506,400
Total						62,599,635

Utilities 4.59%
Jersey City Municipal Utilities Authority Sewer Fund NJ (BAM)	5.75%		10/15/2055	AA	1,600,000	1,752,079
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	407,014
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,346,493
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,040,000	796,842
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	2.20%	#(b)	10/1/2039	A+	500,000	453,181
New Jersey Economic Development Authority - UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,140
Passaic Valley Sewerage Commission NJ (AG)	3.00%		12/1/2038	AA	1,000,000	843,024
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	330,790

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	$250,000	$259,956
Total					7,189,519
Total Municipal Bonds (cost $163,490,530)					155,060,755
Total Investments in Securities 99.08% (cost $163,490,530)					155,060,755
Other Assets and Liabilities – Net(c) 0.92%					1,443,492
Net Assets 100.00%					$156,504,247

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $1,100,497, which represents 0.70% of net assets.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	9	Short	$(1,003,539)	$(1,039,218)	$(35,679)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$155,060,755	$–	$155,060,755
Total	$–	$155,060,755	$–	$155,060,755
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(35,679)	–	–	(35,679)
Total	$(35,679)	$–	$–	$(35,679)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.86%

MUNICIPAL BONDS 100.86%

Corporate-Backed 9.87%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$76,952
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		240,000	240,120
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA		3,170,000	2,286,595
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA		1,535,000	1,564,936
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,407,484
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,024,579
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,473,689
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,053
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,200,776
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,099,283
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,152,860
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,223,020
New York State Energy Research & Development Authority - New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,033,625
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	498,001
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,407,542
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,976,856
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,029,345
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	105,000	103,368

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%	8/1/2031	BB	(b)	$3,500,000	$3,218,964
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%	8/1/2031	B+		1,165,000	1,191,454
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		1,025,000	1,045,705
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		1,000,000	1,016,990
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		3,600,000	3,280,982
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,587,623
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	205,294
Total						57,096,096

Education 12.74%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,004,927
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,231,634
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,136,650
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,098,761
Build NYC Resource Corp. - Nightingale-Bamford School NY	5.00%	7/1/2040	A3		4,500,000	4,692,469
Build NYC Resource Corp. - Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,691,236
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A3		1,000,000	962,060
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	995,198
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	969,140
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	392,171
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2033	Baa1		390,000	394,081

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2041	Baa1	$200,000	$200,096
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2046	Baa1	275,000	268,999
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,131,045
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,265,524
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	835,890
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	634,365
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	556,003
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%	3/1/2049	AA	2,050,000	1,459,725
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	5,625,000	5,931,411
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	2,220,000	2,218,858
New York State Dormitory Authority - Iona College	5.00%	7/1/2046	BBB	375,000	369,650
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2044	AA	785,000	829,523
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2045	AA	870,000	915,211
New York State Dormitory Authority - New School	4.00%	7/1/2047	A3	1,000,000	847,429
New York State Dormitory Authority - New School	4.00%	7/1/2052	A3	2,500,000	2,048,213
New York State Dormitory Authority - New School/The	5.00%	7/1/2045	A3	2,000,000	2,020,623
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,410,000	2,466,569
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,512,812
New York State Dormitory Authority - New York University	5.25%	7/1/2051	Aa2	5,000,000	5,185,810
New York State Dormitory Authority - New York University NY	5.00%	7/1/2045	Aa2	1,000,000	1,000,308

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Pace University	5.00%	5/1/2035	BBB-	$2,000,000	$2,107,635
New York State Dormitory Authority - Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,273,692
New York State Dormitory Authority - Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,048,088
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,247
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.25%	7/1/2055	Aa3	2,710,000	2,803,746
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,031,121
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	1,030,000	1,025,021
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2040	AA	1,500,000	1,597,656
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-	3,500,000	3,716,438
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	137,773
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	266,719
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	361,758
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	376,377
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	476,873
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	570,681
Schenectady County Capital Resource Corp. - Trustees of Union College NY	5.25%	7/1/2052	A1	740,000	759,888
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa2	455,000	461,034
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa2	475,000	477,436
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa2	160,000	153,809

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2032	A3		$1,495,000	$1,506,322
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(b)	450,000	450,218
Westchester County Local Development Corp. - Sarah Lawrence College	4.00%		6/1/2030	BBB-		2,165,000	2,152,057
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,667,557
Total							73,693,537

General Obligation 8.24%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	554,328
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	431,699
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	321,544
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	862,601
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	515,451
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	1,947,829
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,565,561
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,594,268
City of New York NY GO	5.25%		8/1/2050	AA		2,000,000	2,079,524
City of New York NY GO	5.25%		9/1/2050	AA		2,500,000	2,595,878
City of New York NY GO	5.25%		2/1/2053	AA		500,000	519,575
City of New York NY GO	5.25%		3/1/2053	AA		2,500,000	2,586,683
City of New York NY GO	5.25%		4/1/2054	AA		1,500,000	1,550,993
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,213,916
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		256,309	177,507
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		781,880	481,833
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	185,359
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	164,455
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	139,681
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	215,664
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	217,508
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		215,202	232,264
County of Nassau NY GO	4.00%		4/1/2053	AA		2,140,000	1,863,970
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2042	AA		3,595,000	3,614,676
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB		3,000,000	2,867,974

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		$3,750,000	$3,295,470
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,149,950
New York State Dormitory Authority	5.00%	3/15/2053	AA+		2,500,000	2,523,292
New York State Urban Development Corp.	5.00%	3/15/2044	Aa1		3,000,000	3,105,941
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,079,869
Total						47,655,263

Health Care 13.04%
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(b)	1,170,000	1,016,759
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(b)	1,000,000	799,721
Brookhaven Local Development Corp. - Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		535,000	448,457
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2036	AA		1,030,000	923,872
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2037	AA		1,500,000	1,310,778
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	300,000
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,000,755
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB+		1,250,000	1,107,684
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB+		3,620,000	3,075,027
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB+		1,765,000	1,782,424
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+		2,000,000	1,921,697

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	$1,000,000	$996,563
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+	600,000	587,669
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+	450,000	433,926
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	250,000	253,065
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	625,618
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,046,989
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	905,219
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,489,503
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,356,999
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	495,639
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,000,000	1,000,193
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,900,000	2,915,078
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB+	4,340,000	4,340,644
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB+	1,750,000	1,750,184
New York State Dormitory Authority - Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	695,304
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	1,000,000	1,039,505
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	454,043

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-		$1,820,000	$1,705,788
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		1,540,000	1,423,808
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	4,434,690
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	530,896
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2047	BBB-		1,000,000	1,029,530
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,061,767
New York State Dormitory Authority - Northwell Health Obligated Group	5.25%	5/1/2054	A-		5,000,000	5,092,076
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,125,000	1,133,596
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		3,000,000	3,125,740
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	922,192
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AG)	4.00%	12/1/2049	AA		4,645,000	4,038,976
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	B+	(b)	1,250,000	1,014,216
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B+	(b)	500,000	394,500
Southold Local Development Corp. - Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	953,132
Tompkins County Development Corp. - Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	919,967
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		2,740,000	2,460,608
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+		95,000	95,151
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+		40,000	40,089
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2049	AA		4,295,000	4,595,354

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%		11/1/2053	AA	$1,640,000	$1,747,458
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1	1,510,000	1,626,091
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	950,000	999,026
Total						75,417,966

Housing 2.37%
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	511,658
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,250,000	2,304,541
New York City Housing Development Corp. - New York City Housing Development Corp	4.55%		11/1/2054	AA+	1,500,000	1,464,411
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+	1,270,000	905,408
New York State Dormitory Authority	5.00%		7/1/2048	Aa3	1,040,000	1,063,997
New York State Dormitory Authority	5.00%		7/1/2053	Aa3	2,090,000	2,123,581
New York State Housing Finance Agency - 325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aa1	3,000,000	2,937,469
New York State Housing Finance Agency - New York State Housing Finance Agency	3.15%		11/1/2054	Aa2	1,000,000	699,086
Westchester County Local Development Corp. - Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,698,529
Total						13,708,680

Other 0.41%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,357,111

Other Revenue 2.15%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,085,000	3,072,241
Build NYC Resource Corp. - Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,165,546
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	1,250,000	1,405,461

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	$1,500,000	$1,550,540
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%		5/15/2052	AA+	5,020,000	5,251,058
Total						12,444,846

Special Tax 3.03%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2040	AA	2,145,000	1,744,207
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,708,602
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2043	AA	425,000	167,767
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2044	AA	640,000	238,009
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon		3/1/2047	AA	385,000	119,899
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.191% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,572,639
New York City Transitional Finance Authority(c)	5.50%		5/1/2005	AAA	5,000,000	5,317,301
New York City Transitional Finance Authority(c)	5.50%		5/1/2052	AAA	3,000,000	3,185,609
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,493,911
Total						17,547,944

Tax Revenue 16.95%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2049	AA	1,000,000	1,022,172
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2051	AA	1,000,000	1,020,331
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2052	AA	1,750,000	1,783,547
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%		11/15/2054	AA	3,060,000	3,177,018
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,555,000	2,578,819

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.50%	11/1/2049	AAA	$3,000,000	$3,194,841
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,043,169
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	2,000,000	2,198,198
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	4,000,000	4,017,068
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	2,000,000	2,084,513
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2050	AAA	5,000,000	5,093,549
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,213,207
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	AAA	2,500,000	2,531,158
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2053	AAA	1,000,000	1,015,879
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	6,205,000	6,438,366
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	1,000,000	1,065,737
New York City Transitional Finance Authority NY	5.25%	2/1/2053	AAA	1,750,000	1,812,149
New York City Transitional Finance Authority NY	5.50%	5/1/2047	AAA	5,000,000	5,293,502
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	6,585,000	6,589,211
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2035	AA+	1,100,000	1,102,965
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,553,783
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	3,500,000	3,621,043
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	3,620,000	3,680,112
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2051	Aa1	2,385,000	2,416,760

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2053	Aa1	$3,950,000	$3,997,337
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,551,731
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	1,857,967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	196,000	167,464
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	553,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	555,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,747,960
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,357,733
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,116,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	55,680
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	239,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	364,622
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,140,703
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	164,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,809,743
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	664,732
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,651,349
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,434,305
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,069,621
Total					98,047,475

Taxable Revenue - Water & Sewer 3.08%
New York City Municipal Water Finance Authority	5.25%	6/15/2053	AA+	5,715,000	5,949,872

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	$1,500,000	$1,547,693
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2052	AA+	3,000,000	3,069,992
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,595,961
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2055	AA+	4,500,000	4,683,924
Total					17,847,442

Tobacco 2.27%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	601,591
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	784,836
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	425,650
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	854,655
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,749,926
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	903,334
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	739,897
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	685,453
TSASC, Inc. NY	5.00%	6/1/2034	BBB	1,000,000	1,008,863
TSASC, Inc. NY	5.00%	6/1/2035	BBB	300,000	302,001
TSASC, Inc. NY	5.00%	6/1/2036	BBB	100,000	100,449
TSASC, Inc. NY	5.00%	6/1/2041	BBB	545,000	531,655
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	2,880,614
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	B-	1,845,000	1,555,293
Total					13,124,217

Transportation 23.85%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+	3,100,000	3,172,140

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A2		$1,750,000	$1,493,153
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A2		3,200,000	2,667,788
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A2		3,255,000	3,176,616
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A2		1,730,000	1,738,634
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2		3,030,000	3,204,239
Metropolitan Transportation Authority NY	5.00%		11/15/2046	A2		1,250,000	1,236,724
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A2		4,340,000	4,303,596
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A2		1,990,000	2,003,706
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A2		4,355,000	4,452,656
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A2		2,000,000	2,040,000
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A2		3,135,000	3,280,916
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3		6,945,000	6,821,189
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3		10,000,000	10,335,332
New York State Thruway Authority - Junior Lien	5.00%		1/1/2036	A1		1,510,000	1,518,924
New York State Thruway Authority NY	5.25%		1/1/2054	Aa3		1,500,000	1,554,322
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		3,625,000	3,402,841
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2		3,370,000	3,397,657
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		4,645,000	4,625,030
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		1,500,000	1,542,450
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,500,000	1,632,551
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%		10/31/2041	BBB-	(b)	860,000	758,558
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%		10/31/2046	BBB-	(b)	1,500,000	1,265,845
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%		4/30/2053	BBB-	(b)	4,910,000	3,916,006
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,615,043

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2039	Baa1	$345,000	$309,180
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2040	Baa1	1,450,000	1,283,271
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2041	Baa1	2,950,000	2,585,948
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	1,055,000	1,038,995
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%		12/31/2060	BBB-	15,000,000	15,010,806
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	2,500,000	2,491,880
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	7,380,000	7,384,632
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,808,840
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,315,000	1,930,898
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,620,266
Port Authority of New York & New Jersey	5.00%		10/15/2041	AA-	4,090,000	4,095,684
Port Authority of New York & New Jersey	5.00%		7/15/2046	AA-	1,250,000	1,293,007
Port Authority of New York & New Jersey	5.00%		9/1/2054	AA-	2,675,000	2,736,209
Port Authority of New York & New Jersey AMT	5.00%		10/15/2034	AA-	1,895,000	1,898,892
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,350,882
Total						137,995,306

Utilities 2.86%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,007,608
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,017,660
Long Island Power Authority NY	5.00%		9/1/2054	A	5,000,000	5,054,889
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,130,734

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2025

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY		5.25%	6/15/2053	AA+	$3,000,000	$3,100,081
New York State Environmental Facilities Corp. - State of New York State Revolving Fund		5.25%	6/15/2053	AAA	2,000,000	2,099,565
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%	7/1/2042	NR	700,000	609,351
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%	7/1/2030	NR	500,000	519,912
Total						16,539,800
Total Municipal Bonds (cost $618,439,030)						583,475,683

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.17%

Variable Rate Demand Notes 0.17%

Utilities
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.900%	7/1/2025	6/15/2033	AA+	1,000,000	1,000,000
Total Short-Term Investments (cost $1,000,000)						1,000,000
Total Investments in Securities 101.03% (cost $619,439,030)						584,475,683
Other Assets and Liabilities – Net(e) (1.03)%						(5,986,319)
Net Assets 100.00%						$578,489,364

AG	Insured by - Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $26,793,454, which represents 4.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2025

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2025	88	Short	$(9,812,386)	$(10,161,250)	$(348,864)

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$583,475,683	$–	$583,475,683
Short-Term Investments			–
Variable Rate Demand Notes	–	1,000,000		1,000,000
Total	$–	$584,475,683	$–	$584,475,683
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(348,864)	–	–	(348,864)
Total	$(348,864)	$–	$–	$(348,864)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

208	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

209

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

210

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2025, the Funds did not have any securities on loan.

211

QPHR-MUNI-3Q

(08/25)